UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06102
MFS SERIES TRUST VI
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Utilities Fund
Class A-MMUFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$49	1.00%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUA-SEM

MFS® Utilities Fund
Class B-MMUBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$86	1.75%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUB-SEM

MFS® Utilities Fund
Class C-MMUCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.75%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUC-SEM

MFS® Utilities Fund
Class I-MMUIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$37	0.75%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUI-SEM

MFS® Utilities Fund
Class R1-MMUGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$86	1.75%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUR1-SEM

MFS® Utilities Fund
Class R2-MURRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.25%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUR2-SEM

MFS® Utilities Fund
Class R3-MMUHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$49	1.00%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUR3-SEM

MFS® Utilities Fund
Class R4-MMUJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$37	0.75%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUR4-SEM

MFS® Utilities Fund
Class R6-MMUKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.66%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MMUR6-SEM

MFS® Global Equity Fund
Class A-MWEFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$57	1.16%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGEA-SEM

MFS® Global Equity Fund
Class B-MWEBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$94	1.91%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGEB-SEM

MFS® Global Equity Fund
Class C-MWECX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$94	1.91%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGEC-SEM

MFS® Global Equity Fund
Class I-MWEIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$45	0.91%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGEI-SEM

MFS® Global Equity Fund
Class R1-MWEGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$94	1.91%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGER1-SEM

MFS® Global Equity Fund
Class R2-MEQRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$70	1.41%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGER2-SEM

MFS® Global Equity Fund
Class R3-MWEHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$57	1.16%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGER3-SEM

MFS® Global Equity Fund
Class R4-MWELX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$45	0.91%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGER4-SEM

MFS® Global Equity Fund
Class R6-MWEMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$41	0.82%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LGER6-SEM

MFS® Global Total
Return Fund
Class A-MFWTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$55	1.09%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTA-SEM

MFS® Global Total
Return Fund
Class B-MFWBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$92	1.84%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTB-SEM

MFS® Global Total
Return Fund
Class C-MFWCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$92	1.84%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTC-SEM

MFS® Global Total
Return Fund
Class I-MFWIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$42	0.84%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTI-SEM

MFS® Global Total
Return Fund
Class R1-MFWGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$92	1.84%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTR1-SEM

MFS® Global Total
Return Fund
Class R2-MGBRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$67	1.34%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTR2-SEM

MFS® Global Total
Return Fund
Class R3-MFWHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$55	1.09%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTR3-SEM

MFS® Global Total
Return Fund
Class R4-MFWJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$42	0.84%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTR4-SEM

MFS® Global Total
Return Fund
Class R6-MFWLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$38	0.75%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MWTR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Equity Fund
Portfolio of Investments − 4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 4.9%
Honeywell International, Inc.	202,867	$ 42,703,503
Melrose Industries PLC	4,515,976	26,153,293
MTU Aero Engines Holding AG	43,138	14,916,644
Rolls-Royce Holdings PLC	2,008,232	20,185,188
		$103,958,628
Airlines – 1.0%
Aena SME S.A.	82,602	$ 20,769,055
Alcoholic Beverages – 6.9%
Carlsberg Group	130,542	$ 17,825,353
Davide Campari-Milano N.V. (l)	3,384,811	22,562,099
Diageo PLC	1,128,584	31,465,017
Heineken N.V.	374,111	33,353,976
Pernod Ricard S.A.	374,213	40,440,945
		$145,647,390
Apparel Manufacturers – 4.3%
Burberry Group PLC	741,975	$ 7,244,292
Compagnie Financiere Richemont S.A.	201,697	35,495,837
Hermes International	4,222	11,525,440
LVMH Moet Hennessy Louis Vuitton SE	67,737	37,439,426
		$91,704,995
Automotive – 0.6%
Aptiv PLC (a)	221,242	$ 12,624,069
Broadcasting – 1.6%
Omnicom Group, Inc.	63,323	$ 4,822,680
Walt Disney Co.	225,388	20,499,039
WPP Group PLC	1,119,885	8,637,962
		$33,959,681
Brokerage & Asset Managers – 4.7%
Charles Schwab Corp.	701,772	$ 57,124,241
Deutsche Boerse AG	60,512	19,477,124
London Stock Exchange Group PLC	142,251	22,038,432
		$98,639,797
Business Services – 8.4%
Accenture PLC, “A”	84,497	$ 25,277,278
Brenntag AG	114,614	7,628,812
Cognizant Technology Solutions Corp., “A”	153,051	11,259,962
Compass Group PLC	352,996	11,858,428
Equifax, Inc.	43,808	11,395,775
Experian PLC	484,671	24,037,960
Fidelity National Information Services, Inc.	260,260	20,529,309
Fiserv, Inc. (a)	136,513	25,196,204
LGEFS-SEM
1

MFS Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Intertek Group PLC	244,954	$ 14,964,477
TransUnion	313,569	26,013,684
		$178,161,889
Chemicals – 0.4%
PPG Industries, Inc.	86,837	$ 9,453,076
Computer Software – 6.2%
Check Point Software Technologies Ltd. (a)	123,729	$ 27,165,939
Microsoft Corp.	145,871	57,656,971
Oracle Corp.	191,198	26,905,383
Salesforce, Inc.	75,142	20,191,407
		$131,919,700
Computer Software - Systems – 4.4%
Amadeus IT Group S.A.	492,456	$ 38,705,822
Capgemini	239,748	38,140,265
Samsung Electronics Co. Ltd.	390,960	15,264,355
		$92,110,442
Construction – 1.2%
CRH PLC	146,348	$ 13,964,526
James Hardie Industries PLC (a)	442,024	10,493,650
		$24,458,176
Consumer Products – 2.2%
International Flavors & Fragrances, Inc.	310,616	$ 24,370,931
Reckitt Benckiser Group PLC	328,376	21,172,380
		$45,543,311
Electrical Equipment – 4.9%
Amphenol Corp., “A”	214,974	$ 16,542,249
Legrand S.A.	317,584	34,966,052
Schneider Electric SE	220,905	51,762,248
		$103,270,549
Electronics – 0.8%
Hoya Corp.	82,100	$ 9,635,180
Microchip Technology, Inc.	137,248	6,324,388
		$15,959,568
Food & Beverages – 1.7%
Nestle S.A.	329,641	$ 35,042,953
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	63,932	$ 15,252,897
Whitbread PLC	215,004	7,474,401
		$22,727,298
2

MFS Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.5%
Aon PLC	72,892	$ 25,861,352
Willis Towers Watson PLC	155,531	47,872,442
		$73,733,794
Interactive Media Services – 2.1%
Alphabet, Inc., “A”	284,733	$ 45,215,600
Internet – 0.7%
eBay, Inc.	205,949	$ 14,037,484
Machinery & Tools – 0.7%
Carrier Global Corp.	228,370	$ 14,282,260
Kubota Corp.	78,500	907,543
		$15,189,803
Major Banks – 4.4%
Erste Group Bank AG	227,988	$ 15,354,520
Goldman Sachs Group, Inc.	52,035	28,491,764
National Bank of Greece S.A.	1,264,081	13,309,140
UBS Group AG	1,209,255	36,467,386
		$93,622,810
Medical Equipment – 11.9%
Abbott Laboratories	180,655	$ 23,620,641
Becton, Dickinson and Co.	214,454	44,411,279
Boston Scientific Corp. (a)	64,877	6,673,897
Cooper Companies, Inc. (a)	240,620	19,651,436
Medtronic PLC	591,711	50,153,424
Olympus Corp.	1,492,900	19,478,283
STERIS PLC	122,717	27,579,419
Thermo Fisher Scientific, Inc.	89,403	38,353,887
Waters Corp. (a)	62,256	21,648,279
		$251,570,545
Other Banks & Diversified Financials – 5.7%
American Express Co.	119,421	$ 31,814,949
Grupo Financiero Banorte S.A. de C.V.	684,593	5,882,951
Julius Baer Group Ltd.	132,142	8,523,947
Visa, Inc., “A”	213,496	73,762,868
		$119,984,715
Pharmaceuticals – 3.3%
Merck KGaA	211,046	$ 29,144,274
Roche Holding AG	125,734	41,025,221
		$70,169,495
Railroad & Shipping – 3.8%
Canadian National Railway Co.	256,040	$ 24,789,793
Canadian Pacific Kansas City Ltd.	466,616	33,815,661
Union Pacific Corp.	105,613	22,776,500
		$81,381,954
3

MFS Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 4.7%
Air Liquide S.A.	102,835	$ 21,154,192
Air Products & Chemicals, Inc.	91,458	24,793,349
Akzo Nobel N.V.	226,220	14,338,216
Linde PLC	86,360	39,140,943
		$99,426,700
Telecom - Infrastructure – 1.3%
Cellnex Telecom S.A.	659,310	$ 26,678,748
Telecom Services – 1.7%
Comcast Corp., “A”	1,063,476	$ 36,370,879
Trucking – 0.5%
United Parcel Service, Inc., “B”	104,334	$ 9,943,030
Total Common Stocks (Identified Cost, $1,213,464,639)		$2,103,276,134
Mutual Funds (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $3,372,117)	3,372,110	$ 3,372,110
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.27% (j) (Identified Cost, $4,237,835)	4,237,835	$ 4,237,835
Other Assets, Less Liabilities – 0.1%		1,210,147
Net Assets – 100.0%		$2,112,096,226
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,372,110 and $2,107,513,969, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Global Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $12,819,903 of securities on loan (identified cost, $1,217,702,474)	$2,107,513,969
Investments in affiliated issuers, at value (identified cost, $3,372,117)	3,372,110
Cash	386,515
Foreign currency, at value (identified cost, $627)	633
Receivables for
Investments sold	2,188,598
Fund shares sold	1,312,281
Interest and dividends	8,960,173
Receivable from investment adviser	9,877
Other assets	42,402
Total assets	$2,123,786,558
Liabilities
Payables for
Investments purchased	$5,084
Fund shares reacquired	6,384,650
Collateral for securities loaned, at value (c)	4,237,835
Payable to affiliates
Administrative services fee	1,516
Shareholder servicing costs	529,208
Distribution and service fees	10,720
Payable for independent Trustees' compensation	11,434
Accrued expenses and other liabilities	509,885
Total liabilities	$11,690,332
Net assets	$2,112,096,226
Net assets consist of
Paid-in capital	$1,045,804,546
Total distributable earnings (loss)	1,066,291,680
Net assets	$2,112,096,226
Shares of beneficial interest outstanding	47,257,533
(c)	Non-cash collateral is not included.
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$609,445,638	13,960,135	$43.66
Class B	2,411,051	63,271	38.11
Class C	24,925,669	703,836	35.41
Class I	755,337,769	16,613,098	45.47
Class R1	857,529	23,369	36.70
Class R2	17,598,636	420,452	41.86
Class R3	29,688,378	686,101	43.27
Class R4	25,839,024	588,188	43.93
Class R6	645,992,532	14,199,083	45.50
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $46.32 [100 / 94.25 x $43.66]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Global Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$20,725,540
Dividends from affiliated issuers	166,548
Income on securities loaned	13,690
Other	1,302
Foreign taxes withheld	(1,198,309)
Total investment income	$19,708,771
Expenses
Management fee	$9,049,369
Distribution and service fees	1,055,667
Shareholder servicing costs	870,298
Administrative services fee	159,433
Independent Trustees' compensation	23,697
Custodian fee	111,813
Shareholder communications	78,820
Audit and tax fees	40,719
Legal fees	6,153
Miscellaneous	121,720
Total expenses	$11,517,689
Fees paid indirectly	(22)
Reduction of expenses by investment adviser and distributor	(541,800)
Net expenses	$10,975,867
Net investment income (loss)	$8,732,904
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$179,630,980
Affiliated issuers	(2,086)
Foreign currency	208,188
Net realized gain (loss)	$179,837,082
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(201,872,199)
Affiliated issuers	1,984
Translation of assets and liabilities in foreign currencies	265,302
Net unrealized gain (loss)	$(201,604,913)
Net realized and unrealized gain (loss)	$(21,767,831)
Change in net assets from operations	$(13,034,927)
See Notes to Financial Statements
6

MFS Global Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24
Change in net assets
From operations
Net investment income (loss)	$8,732,904	$19,680,156
Net realized gain (loss)	179,837,082	279,978,632
Net unrealized gain (loss)	(201,604,913)	227,468,958
Change in net assets from operations	$(13,034,927)	$527,127,746
Total distributions to shareholders	$(269,877,842)	$(207,042,610)
Change in net assets from fund share transactions	$(52,382,958)	$(190,865,954)
Total change in net assets	$(335,295,727)	$129,219,182
Net assets
At beginning of period	2,447,391,953	2,318,172,771
At end of period	$2,112,096,226	$2,447,391,953
See Notes to Financial Statements
7

MFS Global Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$49.86	$43.94	$45.88	$60.75	$45.22	$45.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.29	$0.38	$0.22	$0.17	$0.25
Net realized and unrealized gain (loss)	(0.59)	9.66	1.75	(12.07)	16.60	0.16(g)
Total from investment operations	$(0.45)	$9.95	$2.13	$(11.85)	$16.77	$0.41
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.39)	$(0.24)	$(0.18)	$(0.23)	$(0.45)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(5.75)	$(4.03)	$(4.07)	$(3.02)	$(1.24)	$(0.98)
Net asset value, end of period (x)	$43.66	$49.86	$43.94	$45.88	$60.75	$45.22
Total return (%) (r)(s)(t)(x)	(0.72)(n)	23.42	4.40	(20.50)	37.58	0.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21(a)	1.18	1.22	1.16	1.14	1.16
Expenses after expense reductions (f)	1.16(a)	1.16	1.21	1.15	1.13	1.15
Net investment income (loss)	0.60(a)	0.59	0.81	0.42	0.29	0.55
Portfolio turnover rate	7(n)	18	8	8	10	9
Net assets at end of period (000 omitted)	$609,446	$677,559	$627,081	$649,695	$857,804	$667,074

See Notes to Financial Statements
8

MFS Global Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$44.04	$39.14	$41.36	$55.28	$41.35	$41.93
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.07)	$0.02	$(0.17)	$(0.23)	$(0.09)
Net realized and unrealized gain (loss)	(0.51)	8.61	1.59	(10.91)	15.17	0.15(g)
Total from investment operations	$(0.55)	$8.54	$1.61	$(11.08)	$14.94	$0.06
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.11)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(5.38)	$(3.64)	$(3.83)	$(2.84)	$(1.01)	$(0.64)
Net asset value, end of period (x)	$38.11	$44.04	$39.14	$41.36	$55.28	$41.35
Total return (%) (r)(s)(t)(x)	(1.10)(n)	22.54	3.58	(21.09)	36.56	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96(a)	1.93	1.96	1.91	1.89	1.91
Expenses after expense reductions (f)	1.91(a)	1.90	1.95	1.90	1.87	1.90
Net investment income (loss)	(0.22)(a)	(0.17)	0.04	(0.36)	(0.45)	(0.21)
Portfolio turnover rate	7(n)	18	8	8	10	9
Net assets at end of period (000 omitted)	$2,411	$3,472	$5,106	$7,439	$15,166	$15,902
Class C	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$41.32	$36.94	$39.23	$52.58	$39.38	$40.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.06)	$0.02	$(0.15)	$(0.22)	$(0.08)
Net realized and unrealized gain (loss)	(0.49)	8.10	1.52	(10.36)	14.43	0.14(g)
Total from investment operations	$(0.53)	$8.04	$1.54	$(10.51)	$14.21	$0.06
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$—	$—	$—	$(0.15)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(5.38)	$(3.66)	$(3.83)	$(2.84)	$(1.01)	$(0.68)
Net asset value, end of period (x)	$35.41	$41.32	$36.94	$39.23	$52.58	$39.38
Total return (%) (r)(s)(t)(x)	(1.13)(n)	22.53	3.60	(21.09)	36.54	0.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96(a)	1.93	1.96	1.91	1.89	1.91
Expenses after expense reductions (f)	1.91(a)	1.91	1.95	1.90	1.87	1.90
Net investment income (loss)	(0.20)(a)	(0.16)	0.04	(0.35)	(0.46)	(0.19)
Portfolio turnover rate	7(n)	18	8	8	10	9
Net assets at end of period (000 omitted)	$24,926	$33,518	$48,233	$66,875	$112,939	$110,351

See Notes to Financial Statements
9

MFS Global Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$51.76	$45.47	$47.36	$62.59	$46.55	$47.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.42	$0.51	$0.36	$0.31	$0.37
Net realized and unrealized gain (loss)	(0.61)	10.02	1.79	(12.45)	17.08	0.18(g)
Total from investment operations	$(0.41)	$10.44	$2.30	$(12.09)	$17.39	$0.55
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.51)	$(0.36)	$(0.30)	$(0.34)	$(0.56)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(5.88)	$(4.15)	$(4.19)	$(3.14)	$(1.35)	$(1.09)
Net asset value, end of period (x)	$45.47	$51.76	$45.47	$47.36	$62.59	$46.55
Total return (%) (r)(s)(t)(x)	(0.61)(n)	23.76	4.64	(20.30)	37.91	1.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.93	0.97	0.91	0.89	0.91
Expenses after expense reductions (f)	0.91(a)	0.91	0.96	0.90	0.88	0.90
Net investment income (loss)	0.84(a)	0.85	1.05	0.67	0.53	0.80
Portfolio turnover rate	7(n)	18	8	8	10	9
Net assets at end of period (000 omitted)	$755,338	$864,235	$825,333	$946,778	$1,245,750	$908,819
Class R1	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$42.68	$38.10	$40.35	$54.00	$40.41	$40.97
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.07)	$0.01	$(0.17)	$(0.23)	$(0.09)
Net realized and unrealized gain (loss)	(0.50)	8.36	1.57	(10.64)	14.83	0.15(g)
Total from investment operations	$(0.53)	$8.29	$1.58	$(10.81)	$14.60	$0.06
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.07)	$—	$—	$—	$(0.09)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(5.45)	$(3.71)	$(3.83)	$(2.84)	$(1.01)	$(0.62)
Net asset value, end of period (x)	$36.70	$42.68	$38.10	$40.35	$54.00	$40.41
Total return (%) (r)(s)(t)(x)	(1.10)(n)	22.50	3.60	(21.09)	36.57	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96(a)	1.93	1.97	1.91	1.89	1.91
Expenses after expense reductions (f)	1.91(a)	1.91	1.95	1.90	1.87	1.90
Net investment income (loss)	(0.17)(a)	(0.16)	0.03	(0.36)	(0.46)	(0.23)
Portfolio turnover rate	7(n)	18	8	8	10	9
Net assets at end of period (000 omitted)	$858	$1,002	$953	$1,260	$2,081	$1,556

See Notes to Financial Statements
10

MFS Global Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$47.95	$42.37	$44.36	$58.85	$43.83	$44.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.25	$0.08	$0.02	$0.13
Net realized and unrealized gain (loss)	(0.56)	9.31	1.70	(11.68)	16.09	0.16(g)
Total from investment operations	$(0.48)	$9.47	$1.95	$(11.60)	$16.11	$0.29
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.25)	$(0.11)	$(0.05)	$(0.08)	$(0.31)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(5.61)	$(3.89)	$(3.94)	$(2.89)	$(1.09)	$(0.84)
Net asset value, end of period (x)	$41.86	$47.95	$42.37	$44.36	$58.85	$43.83
Total return (%) (r)(s)(t)(x)	(0.85)(n)	23.11	4.13	(20.70)	37.22	0.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46(a)	1.43	1.47	1.41	1.39	1.41
Expenses after expense reductions (f)	1.41(a)	1.41	1.45	1.40	1.38	1.40
Net investment income (loss)	0.35(a)	0.35	0.56	0.16	0.04	0.30
Portfolio turnover rate	7(n)	18	8	8	10	9
Net assets at end of period (000 omitted)	$17,599	$19,951	$21,904	$24,652	$36,791	$27,772
Class R3	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$49.44	$43.58	$45.54	$60.32	$44.89	$45.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.36	$0.21	$0.16	$0.24
Net realized and unrealized gain (loss)	(0.58)	9.59	1.75	(11.97)	16.49	0.17(g)
Total from investment operations	$(0.45)	$9.88	$2.11	$(11.76)	$16.65	$0.41
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.38)	$(0.24)	$(0.18)	$(0.21)	$(0.45)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(5.72)	$(4.02)	$(4.07)	$(3.02)	$(1.22)	$(0.98)
Net asset value, end of period (x)	$43.27	$49.44	$43.58	$45.54	$60.32	$44.89
Total return (%) (r)(s)(t)(x)	(0.75)(n)	23.44	4.38	(20.50)	37.60	0.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21(a)	1.18	1.21	1.16	1.14	1.16
Expenses after expense reductions (f)	1.16(a)	1.16	1.20	1.15	1.13	1.15
Net investment income (loss)	0.56(a)	0.60	0.76	0.41	0.29	0.54
Portfolio turnover rate	7(n)	18	8	8	10	9
Net assets at end of period (000 omitted)	$29,688	$38,371	$47,924	$66,160	$88,285	$70,852

See Notes to Financial Statements
11

MFS Global Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$50.21	$44.21	$46.16	$61.08	$45.44	$45.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.41	$0.48	$0.35	$0.30	$0.36
Net realized and unrealized gain (loss)	(0.58)	9.73	1.76	(12.13)	16.69	0.17(g)
Total from investment operations	$(0.40)	$10.14	$2.24	$(11.78)	$16.99	$0.53
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.50)	$(0.36)	$(0.30)	$(0.34)	$(0.54)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(5.88)	$(4.14)	$(4.19)	$(3.14)	$(1.35)	$(1.07)
Net asset value, end of period (x)	$43.93	$50.21	$44.21	$46.16	$61.08	$45.44
Total return (%) (r)(s)(t)(x)	(0.62)(n)	23.75	4.64	(20.29)	37.94	1.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.93	0.96	0.91	0.89	0.91
Expenses after expense reductions (f)	0.91(a)	0.91	0.95	0.90	0.88	0.90
Net investment income (loss)	0.80(a)	0.84	1.02	0.67	0.53	0.80
Portfolio turnover rate	7(n)	18	8	8	10	9
Net assets at end of period (000 omitted)	$25,839	$35,482	$37,594	$70,784	$95,164	$84,424
Class R6	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$51.82	$45.52	$47.42	$62.65	$46.58	$47.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.47	$0.55	$0.39	$0.36	$0.41
Net realized and unrealized gain (loss)	(0.61)	10.03	1.79	(12.43)	17.11	0.17(g)
Total from investment operations	$(0.39)	$10.50	$2.34	$(12.04)	$17.47	$0.58
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.56)	$(0.41)	$(0.35)	$(0.39)	$(0.60)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(5.93)	$(4.20)	$(4.24)	$(3.19)	$(1.40)	$(1.13)
Net asset value, end of period (x)	$45.50	$51.82	$45.52	$47.42	$62.65	$46.58
Total return (%) (r)(s)(t)(x)	(0.57)(n)	23.87	4.73	(20.22)	38.06	1.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.84	0.88	0.82	0.80	0.82
Expenses after expense reductions (f)	0.82(a)	0.82	0.86	0.80	0.78	0.81
Net investment income (loss)	0.93(a)	0.94	1.14	0.73	0.63	0.89
Portfolio turnover rate	7(n)	18	8	8	10	9
Net assets at end of period (000 omitted)	$645,993	$773,803	$704,044	$765,274	$1,363,474	$976,055

See Notes to Financial Statements
12

MFS Global Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Global Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
14

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,094,563,254	$—	$—	$1,094,563,254
France	37,439,426	197,989,142	—	235,428,568
United Kingdom	109,825,494	85,406,336	—	195,231,830
Switzerland	156,555,344	—	—	156,555,344
Spain	—	86,153,625	—	86,153,625
Germany	29,144,274	42,022,580	—	71,166,854
Canada	58,605,454	—	—	58,605,454
Netherlands	33,353,976	14,338,216	—	47,692,192
Japan	30,021,006	—	—	30,021,006
Other Countries	110,032,654	17,825,353	—	127,858,007
Investment Companies	7,609,945	—	—	7,609,945
Total	$1,667,150,827	$443,735,252	$—	$2,110,886,079
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
15

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $12,819,903.  The fair value of the fund's investment securities on loan and a related liability of $4,237,835 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $8,975,639 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
16

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$23,942,374
Long-term capital gains	183,100,236
Total distributions	$207,042,610
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$1,232,931,888
Gross appreciation	932,981,720
Gross depreciation	(55,027,529)
Net unrealized appreciation (depreciation)	$877,954,191
As of 10/31/24
Undistributed ordinary income	23,683,986
Undistributed long-term capital gain	245,721,962
Other temporary differences	(25,905)
Net unrealized appreciation (depreciation)	1,079,824,406
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/25	Year ended 10/31/24
Class A	$76,625,152	$56,214,288
Class B	399,025	428,007
Class C	4,090,053	4,358,962
Class I	95,852,011	73,301,804
Class R1	121,771	84,024
Class R2	2,222,337	1,858,228
Class R3	4,201,384	4,253,730
Class R4	3,896,693	3,416,459
Class R6	82,469,416	63,127,108
Total	$269,877,842	$207,042,610
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
17

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this management fee reduction amounted to $155,355, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.16%	1.91%	1.91%	0.91%	1.91%	1.41%	1.16%	0.91%	0.82%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this reduction amounted to $386,239, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,420 for the six months ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 802,123
Class B	0.75%	0.25%	1.00%	1.00%	14,808
Class C	0.75%	0.25%	1.00%	1.00%	144,928
Class R1	0.75%	0.25%	1.00%	1.00%	4,586
Class R2	0.25%	0.25%	0.50%	0.50%	46,598
Class R3	—	0.25%	0.25%	0.25%	42,624
Total Distribution and Service Fees					$1,055,667
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2025, this rebate amounted to $138, $28, $6, and $34 for Class A, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2025, were as follows:
Amount
Class A	$600
Class B	113
Class C	1,551
18

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2025, the fee was $86,629, which equated to 0.0077% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $783,669.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$126
8/19/2024	Redemption	Class R2	2	108
8/19/2024	Redemption	Class R3	4	214
8/19/2024	Redemption	Class R4	4	202
(4)  Portfolio Securities
For the six months ended April 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $148,372,992 and $449,691,108, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	502,403	$22,449,633	1,119,873	$53,393,918
Class B	—	—	8	334
Class C	34,402	1,255,361	65,392	2,603,280
Class I	1,357,665	63,743,241	3,424,848	170,996,078
Class R1	1,011	39,401	2,873	118,124
Class R2	35,080	1,524,111	59,477	2,725,249
Class R3	57,694	2,593,113	134,766	6,390,612
Class R4	48,631	2,254,282	87,518	4,197,801
Class R6	849,969	40,274,714	3,320,875	164,586,570
	2,886,855	$134,133,856	8,215,630	$405,011,966
19

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,646,305	$70,824,147	1,136,943	$52,265,255
Class B	10,574	398,107	10,442	426,676
Class C	113,519	3,972,016	109,757	4,208,085
Class I	1,898,685	84,985,124	1,444,609	68,777,854
Class R1	3,358	121,771	2,122	84,024
Class R2	52,808	2,179,918	41,501	1,838,475
Class R3	98,532	4,201,384	93,325	4,253,730
Class R4	88,287	3,818,405	72,349	3,341,798
Class R6	1,789,059	80,096,188	1,287,066	61,302,968
	5,701,127	$250,597,060	4,198,114	$196,498,865
Shares reacquired
Class A	(1,777,222)	$(80,158,057)	(2,940,842)	$(141,176,003)
Class B	(26,142)	(1,031,760)	(62,053)	(2,648,117)
Class C	(255,352)	(9,472,656)	(669,597)	(26,901,823)
Class I	(3,340,896)	(156,743,764)	(6,322,092)	(314,294,602)
Class R1	(4,480)	(177,888)	(6,543)	(271,458)
Class R2	(83,494)	(3,668,040)	(201,934)	(9,384,746)
Class R3	(246,275)	(11,054,015)	(551,713)	(26,506,405)
Class R4	(255,431)	(11,677,294)	(303,566)	(14,759,633)
Class R6	(3,373,853)	(163,130,400)	(5,140,004)	(256,433,998)
	(9,363,145)	$(437,113,874)	(16,198,344)	$(792,376,785)
Net change
Class A	371,486	$13,115,723	(684,026)	$(35,516,830)
Class B	(15,568)	(633,653)	(51,603)	(2,221,107)
Class C	(107,431)	(4,245,279)	(494,448)	(20,090,458)
Class I	(84,546)	(8,015,399)	(1,452,635)	(74,520,670)
Class R1	(111)	(16,716)	(1,548)	(69,310)
Class R2	4,394	35,989	(100,956)	(4,821,022)
Class R3	(90,049)	(4,259,518)	(323,622)	(15,862,063)
Class R4	(118,513)	(5,604,607)	(143,699)	(7,220,034)
Class R6	(734,825)	(42,759,498)	(532,063)	(30,544,460)
	(775,163)	$(52,382,958)	(3,784,600)	$(190,865,954)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2025, the fund’s commitment fee and interest expense were $5,691 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS Global Equity Fund
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$21,139,800	$193,461,460	$211,229,048	$(2,086)	$1,984	$3,372,110
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$166,548	$—
21

MFS Global Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust VI, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	4,715,958,929.689	169,367,652.900
John A. Caroselli	4,720,504,053.498	164,822,529.091
Maureen R. Goldfarb	4,744,429,967.904	140,896,614.684
Peter D. Jones	4,724,589,933.082	160,736,649.507
John P. Kavanaugh	4,742,249,791.647	143,076,790.942
James W. Kilman, Jr.	4,751,904,975.967	133,421,606.621
Clarence Otis, Jr.	4,722,306,735.042	163,019,847.547
Michael W. Roberge	4,746,795,598.054	138,530,984.534
Maryanne L. Roepke	4,746,373,537.940	138,953,044.649
Paula E. Smith	4,751,376,668.194	133,949,914.394
Laurie J. Thomsen	4,744,073,369.250	141,253,213.338
Darrell A. Williams	4,744,940,612.602	140,385,969.986
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Global Total Return Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Total Return Fund
Portfolio of Investments − 4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 57.9%
Aerospace & Defense – 1.1%
Boeing Co. (a)	8,812	$ 1,614,711
General Dynamics Corp.	9,423	2,564,187
Honeywell International, Inc.	16,203	3,410,731
L3Harris Technologies, Inc.	13,409	2,950,248
Leidos Holdings, Inc.	16,222	2,387,554
		$12,927,431
Alcoholic Beverages – 1.1%
Ambev S.A.	950,000	$ 2,438,966
Diageo PLC	156,760	4,370,482
Heineken N.V.	42,389	3,779,204
Kirin Holdings Co. Ltd.	154,200	2,328,422
		$12,917,074
Apparel Manufacturers – 0.4%
Compagnie Financiere Richemont S.A.	16,378	$ 2,882,298
NIKE, Inc., “B”	18,804	1,060,546
VF Corp.	116,799	1,387,572
		$5,330,416
Automotive – 1.4%
Aptiv PLC (a)	71,593	$ 4,085,097
Compagnie Generale des Etablissements Michelin	138,744	5,056,356
Lear Corp.	37,666	3,229,859
LKQ Corp.	102,248	3,906,896
PT Astra International Tbk	1,777,600	514,005
		$16,792,213
Broadcasting – 0.6%
Interpublic Group of Companies, Inc.	26,840	$ 674,221
Omnicom Group, Inc.	83,750	6,378,400
		$7,052,621
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	182,906	$ 14,888,548
CME Group, Inc.	16,306	4,518,067
Euronext N.V.	7,414	1,240,703
IG Group Holdings PLC	42,586	606,526
		$21,253,844
Business Services – 1.5%
Accenture PLC, “A”	8,347	$ 2,497,005
Fidelity National Information Services, Inc.	29,735	2,345,497
Fiserv, Inc. (a)	28,271	5,217,978
Infosys Technologies Ltd., ADR (l)	73,211	1,288,514
Secom Co. Ltd.	58,700	2,154,550
Sodexo	41,626	2,636,021
Tata Consultancy Services Ltd.	13,593	555,683
MWTFS-SEM

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Verisk Analytics, Inc., “A”	3,826	$ 1,134,141
		$17,829,389
Chemicals – 0.5%
Nutrien Ltd.	22,311	$ 1,273,666
PPG Industries, Inc.	41,933	4,564,826
		$5,838,492
Computer Software – 0.7%
Dun & Bradstreet Holdings, Inc.	155,665	$ 1,396,315
Microsoft Corp.	16,715	6,606,771
		$8,003,086
Computer Software - Systems – 2.8%
Amadeus IT Group S.A.	61,603	$ 4,841,843
Capgemini	38,595	6,139,878
Fujitsu Ltd.	239,800	5,284,724
Hitachi Ltd.	165,700	4,077,022
Hon Hai Precision Industry Co. Ltd.	847,000	3,747,319
NEC Corp.	195,300	4,747,957
Samsung Electronics Co. Ltd.	131,889	5,149,377
		$33,988,120
Construction – 1.9%
Anhui Conch Cement Co. Ltd.	959,000	$ 2,707,992
Compagnie de Saint-Gobain S.A.	49,663	5,401,645
Heidelberg Materials AG	24,636	4,863,124
Masco Corp.	93,801	5,685,278
Stanley Black & Decker, Inc.	19,543	1,172,971
Techtronic Industries Co. Ltd.	285,000	2,881,015
		$22,712,025
Consumer Products – 2.2%
Colgate-Palmolive Co.	78,593	$ 7,245,489
Kao Corp.	16,900	721,837
Kenvue, Inc.	364,527	8,602,837
Kimberly-Clark Corp.	51,795	6,825,545
Reckitt Benckiser Group PLC	52,517	3,386,088
		$26,781,796
Electrical Equipment – 1.9%
Johnson Controls International PLC	109,189	$ 9,160,957
Legrand S.A.	27,276	3,003,092
Mitsubishi Electric Corp.	268,700	5,187,763
Schneider Electric SE	26,238	6,148,063
		$23,499,875
Electronics – 1.3%
Intel Corp.	127,817	$ 2,569,122
Kyocera Corp.	300,700	3,558,430
Lam Research Corp.	10,073	721,932
MediaTek, Inc.	44,000	1,857,237
NVIDIA Corp.	12,137	1,321,962

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
NXP Semiconductors N.V.	28,479	$ 5,248,964
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	965,263
		$16,242,910
Energy - Independent – 1.5%
Adaro Energy Indonesia TBK PT	2,427,700	$ 277,869
ConocoPhillips	67,799	6,042,247
EOG Resources, Inc.	4,393	484,680
Expand Energy Corp.	7,044	731,871
Hess Corp.	52,198	6,736,152
Phillips 66	37,347	3,886,329
		$18,159,148
Energy - Integrated – 2.3%
Aker BP ASA	15,823	$ 339,475
Cenovus Energy, Inc.	31,719	373,422
Eni S.p.A.	488,979	6,935,702
Exxon Mobil Corp.	45,838	4,841,868
PetroChina Co. Ltd.	3,424,000	2,622,436
Petroleo Brasileiro S.A., ADR	153,373	1,731,581
Suncor Energy, Inc.	136,834	4,832,763
TotalEnergies SE	111,600	6,328,760
		$28,006,007
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	30,412	$ 1,048,321
Food & Beverages – 1.3%
Danone S.A.	53,018	$ 4,562,267
General Mills, Inc.	107,404	6,094,103
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	150,200	615,458
Nestle S.A.	16,872	1,793,602
Nomad Foods Ltd.	33,930	678,261
PepsiCo, Inc.	12,579	1,705,461
WH Group Ltd.	646,500	578,512
		$16,027,664
Food & Drug Stores – 1.0%
Tesco PLC	2,408,040	$ 11,896,486
Gaming & Lodging – 0.2%
Aristocrat Leisure Ltd.	51,531	$ 2,206,267
Health Maintenance Organizations – 1.2%
Cigna Group	37,639	$ 12,798,766
Humana, Inc.	4,534	1,188,996
		$13,987,762
Insurance – 3.5%
Aon PLC	27,280	$ 9,678,671
Chubb Ltd.	25,974	7,430,642
Corebridge Financial, Inc.	117,424	3,479,273
DB Insurance Co. Ltd.	16,691	1,070,854

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Hartford Insurance Group, Inc.	18,300	$ 2,244,861
Manulife Financial Corp.	186,155	5,705,099
MetLife, Inc.	33,432	2,519,770
Samsung Fire & Marine Insurance Co. Ltd.	5,055	1,331,760
Sompo Holdings, Inc.	44,400	1,442,426
Travelers Cos., Inc.	4,914	1,297,935
Willis Towers Watson PLC	20,770	6,393,006
		$42,594,297
Interactive Media Services – 0.1%
Baidu, Inc., ADR (a)	12,548	$ 1,101,965
Leisure & Toys – 0.1%
Electronic Arts, Inc.	8,589	$ 1,246,178
Machinery & Tools – 1.2%
Eaton Corp. PLC	7,881	$ 2,319,930
Finning International, Inc.	19,216	542,358
GEA Group AG	10,071	653,732
Kubota Corp.	171,400	1,981,565
Regal Rexnord Corp.	20,980	2,220,523
Toyota Industries Corp.	51,000	5,978,179
Wabtec Corp.	6,598	1,218,914
		$14,915,201
Major Banks – 6.6%
ABN AMRO Group N.V., GDR	180,215	$ 3,736,138
Bank of America Corp.	204,432	8,152,748
BNP Paribas S.A.	94,165	7,958,482
DBS Group Holdings Ltd.	168,290	5,469,650
Erste Group Bank AG	8,246	555,351
Goldman Sachs Group, Inc.	14,392	7,880,340
JPMorgan Chase & Co.	25,580	6,257,380
Mitsubishi UFJ Financial Group, Inc.	701,300	8,845,954
NatWest Group PLC	2,412,752	15,376,399
PNC Financial Services Group, Inc.	12,135	1,949,973
UBS Group AG	402,037	12,124,191
Wells Fargo & Co.	32,984	2,342,194
		$80,648,800
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	17,401	$ 2,635,207
Medical Equipment – 1.8%
Agilent Technologies, Inc.	12,952	$ 1,393,635
Becton, Dickinson and Co.	40,400	8,366,436
Medtronic PLC	139,000	11,781,640
		$21,541,711
Metals & Mining – 1.3%
Glencore PLC	1,009,794	$ 3,289,019
Rio Tinto PLC	111,817	6,666,926
Toyota Tsusho Corp.	149,900	2,961,726

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Vale S.A.	259,400	$ 2,416,127
		$15,333,798
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	259,030	$ 2,197,579
Qualcomm, Inc.	24,220	3,595,701
		$5,793,280
Other Banks & Diversified Financials – 2.2%
American Express Co.	3,377	$ 899,666
China Construction Bank Corp.	5,345,000	4,396,965
Julius Baer Group Ltd.	61,932	3,994,983
Kasikornbank PLC	223,500	1,060,462
KB Financial Group, Inc.	21,766	1,381,142
M&T Bank Corp.	8,185	1,389,486
Northern Trust Corp.	120,721	11,345,360
Popular, Inc.	7,529	718,417
Sberbank of Russia PJSC (a)(u)	780,516	0
Synchrony Financial	32,507	1,688,739
		$26,875,220
Pharmaceuticals – 4.7%
AbbVie, Inc.	39,712	$ 7,747,811
Bayer AG	46,467	1,214,865
Johnson & Johnson	85,057	13,295,260
Organon & Co.	155,070	2,005,055
Pfizer, Inc.	511,884	12,495,089
Roche Holding AG	47,565	15,519,785
Sanofi	41,486	4,549,729
		$56,827,594
Printing & Publishing – 0.4%
Informa PLC	366,734	$ 3,557,097
Wolters Kluwer N.V.	8,123	1,435,276
		$4,992,373
Railroad & Shipping – 0.4%
Union Pacific Corp.	21,186	$ 4,568,973
Real Estate – 0.1%
W.P. Carey, Inc., REIT	29,260	$ 1,826,994
Real Estate - Office – 0.2%
Cousins Properties, Inc., REIT	25,409	$ 699,764
Highwoods Properties, Inc., REIT	57,271	1,628,787
		$2,328,551
Restaurants – 0.4%
Aramark	122,834	$ 4,106,340
Texas Roadhouse, Inc.	5,533	918,257
		$5,024,597

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.4%
Akzo Nobel N.V.		47,373	$ 3,002,583
Axalta Coating Systems Ltd. (a)		56,854	1,847,755
			$4,850,338
Specialty Stores – 0.5%
Home Depot, Inc.		7,212	$ 2,599,854
Ross Stores, Inc.		5,312	738,368
Shimamura Co. Ltd.		11,900	791,669
Target Corp.		21,817	2,109,704
			$6,239,595
Telecom Services – 1.8%
Advanced Info Service Public Co. Ltd.		85,900	$ 758,584
Comcast Corp., “A”		239,265	8,182,863
Hellenic Telecommunications Organization S.A.		108,599	2,074,171
KDDI Corp.		427,000	7,536,260
Koninklijke KPN N.V.		436,059	2,025,533
Quebecor, Inc., “B”		57,497	1,577,351
			$22,154,762
Tobacco – 1.7%
Altria Group, Inc.		54,516	$ 3,224,621
British American Tobacco PLC		202,575	8,789,857
Philip Morris International, Inc.		52,293	8,960,929
			$20,975,407
Trucking – 0.0%
C.H. Robinson Worldwide, Inc.		4,745	$ 423,349
Utilities - Electric Power – 3.0%
CLP Holdings Ltd.		83,500	$ 713,813
Duke Energy Corp.		24,472	2,986,074
E.ON SE		313,042	5,477,784
Edison International		59,489	3,183,256
Entergy Corp.		38,681	3,217,099
Iberdrola S.A.		358,505	6,463,227
National Grid PLC		591,058	8,543,833
PG&E Corp.		350,861	5,796,224
Xcel Energy, Inc.		7,654	541,138
			$36,922,448
Total Common Stocks (Identified Cost, $504,580,889)			$702,321,585
Bonds – 38.5%
Aerospace & Defense – 0.2%
Boeing Co., 6.388%, 5/01/2031		$191,000	$ 203,810
Boeing Co., 5.805%, 5/01/2050		993,000	930,752
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		310,000	299,170
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		394,000	401,479
			$1,835,211
Apparel Manufacturers – 0.1%
LVMH Moet Hennessy Louis Vuitton SE, 2.625%, 3/07/2029	EUR	600,000	$ 679,650

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – 2.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.113%, 11/15/2054 (i)		$7,107,616	$ 285,349
ACREC 2021-FL1 Ltd., “C”, FLR, 6.584% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		1,125,500	1,120,071
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		1,525,728	1,529,583
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		436,886	436,783
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		1,222,358	1,215,622
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		633,643	638,500
AREIT 2022-CRE6 Trust, “B”, FLR, 6.2% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		620,000	616,977
AREIT 2022-CRE6 Trust, “C”, FLR, 6.5% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		312,000	309,023
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.772% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		1,365,087	1,346,865
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.711%, 4/15/2053 (i)		1,384,671	69,701
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.334%, 7/15/2054 (i)		5,419,368	294,841
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.704%, 2/15/2054 (i)		5,241,296	365,721
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.254%, 3/15/2054 (i)		4,576,124	201,442
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.994%, 6/15/2054 (i)		10,629,454	382,968
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.35%, 7/15/2054 (i)		13,589,341	738,660
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.369%, 8/15/2054 (i)		12,990,907	720,829
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.486% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		388,000	385,396
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		352,000	348,361
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		506,302	512,822
BX Trust, 2024-PURE, “A”, FLR, 4.653% (CORRA + 1.9%), 11/15/2041 (n)	CAD	1,001,000	729,729
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		$1,400,000	1,363,167
BXMT 2021-FL4 Ltd., “B”, FLR, 5.993% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,996,500	1,914,590
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		367,188	362,658
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		294,727	296,429
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		508,555	509,714
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		367,339	368,010
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.872%, 4/15/2054 (i)		6,732,556	218,556
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.08%, 6/15/2063 (i)		6,582,764	279,012
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.136%, 6/15/2064 (i)		6,118,790	281,945
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		1,304,000	1,175,455
ELM Trust, 2024-ELM, “A10”, 5.801%, 6/10/2039 (n)		833,333	844,935
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		607,994	614,638
Empire District Bondco LLC, 4.943%, 1/01/2033		703,824	710,689
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		286,406	287,354
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		144,000	144,255
EQT Trust, 2024-EXTR, “A”, 5.331%, 7/05/2041 (n)		543,479	555,085
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		364,160	368,718
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.6% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		592,000	580,521
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		62,748	62,801
MF1 2021-FL5 Ltd., “AS”, FLR, 5.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)		1,360,000	1,353,476
MF1 2021-FL5 Ltd., “C”, FLR, 6.142% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		225,000	224,119
MF1 2021-FL6 Ltd., “B”, FLR, 6.084% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,400,000	1,373,765
MF1 2022-FL8 Ltd., “A”, FLR, 5.669% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		405,302	403,382
MF1 2022-FL8 Ltd., “B”, FLR, 6.269% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	589,874
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.402%, 5/15/2054 (i)		4,627,010	237,228
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.288%, 6/15/2054 (i)		9,309,345	420,256
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		588,964	590,946
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,045,658	1,049,035
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		208,844	210,208
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 5.634% ((SOFR - 1mo. + 0.11448%) + 1.2%), 4/18/2038 (n)		794,300	786,538
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 5.884% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		1,400,000	1,396,556
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.869% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		1,275,000	1,256,157
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.842% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		700,000	697,496
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		551,541	552,113

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		$586,000	$ 586,127
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.619%, 8/15/2054 (i)		6,742,873	455,242
			$35,370,293
Automotive – 0.2%
Ferrari N.V., 3.625%, 5/21/2030	EUR	700,000	$ 809,466
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$420,000	424,405
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		415,000	407,448
Hyundai Capital America, 6.375%, 4/08/2030 (n)		328,000	342,934
			$1,984,253
Broadcasting – 0.1%
Discovery Communications LLC, 4.125%, 5/15/2029		$183,000	$ 171,102
Walt Disney Co., 3.5%, 5/13/2040		658,000	533,147
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		188,000	160,981
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		302,000	279,234
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		401,000	368,750
			$1,513,214
Brokerage & Asset Managers – 0.3%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		$794,000	$ 843,659
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	279,621
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	722,663
LPL Holdings, Inc., 4%, 3/15/2029 (n)		703,000	676,694
LPL Holdings, Inc., 5.65%, 3/15/2035		463,000	457,832
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		685,000	695,518
			$3,675,987
Building – 0.1%
Crh Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	510,000	$ 663,643
Ferguson Enterprises, Inc., 5%, 10/03/2034		$533,000	515,806
Holcim Finance US LLC, 4.95%, 4/07/2030 (n)		167,000	168,734
Holcim Finance US LLC, 5.4%, 4/07/2035 (n)		153,000	152,923
Vulcan Materials Co., 5.7%, 12/01/2054		297,000	283,835
			$1,784,941
Business Services – 0.4%
Accenture Capital, Inc., 4.25%, 10/04/2031		$428,000	$ 423,422
Accenture Capital, Inc., 4.5%, 10/04/2034		397,000	382,641
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	445,000	494,389
Experian Finance PLC, 3.51%, 12/15/2033		500,000	567,626
Fiserv Funding ULC, 3.5%, 6/15/2032		430,000	485,346
Fiserv, Inc., 4.4%, 7/01/2049		$620,000	486,887
Global Payments, Inc., 4.875%, 3/17/2031	EUR	450,000	533,085
Mastercard, Inc., 4.55%, 1/15/2035		$528,000	515,755
Mastercard, Inc., 3.85%, 3/26/2050		211,000	164,736
Paychex, Inc., 5.1%, 4/15/2030		207,000	210,097
Paychex, Inc., 5.35%, 4/15/2032		327,000	332,159
Visa, Inc., 3.875%, 5/15/2044	EUR	290,000	324,588
Wolters Kluwer N.V., 3.375%, 3/20/2032		420,000	483,233
			$5,403,964

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$579,000	$ 599,602
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		340,000	253,257
Videotron Ltd., 3.625%, 6/15/2029 (n)		636,000	601,841
Videotron Ltd., 5.7%, 1/15/2035 (n)		251,000	249,703
			$1,704,403
Chemicals – 0.1%
Arkema S.A., 3.5%, 9/12/2034	EUR	400,000	$ 443,381
DSM B.V., 3.375%, 2/25/2036		220,000	244,182
PPG Industries, Inc., 3.25%, 3/04/2032		390,000	437,809
			$1,125,372
Computer Software – 0.1%
Microsoft Corp., 2.921%, 3/17/2052		$753,000	$ 499,744
Oracle Corp., 4%, 7/15/2046		558,000	418,887
Sage Group PLC, 2.875%, 2/08/2034	GBP	101,000	110,250
			$1,028,881
Conglomerates – 0.2%
Highland Holdings S.á r.l., 2.875%, 11/19/2027	EUR	480,000	$ 547,492
Regal Rexnord Corp., 6.05%, 4/15/2028		$1,034,000	1,060,640
Veralto Corp., 4.15%, 9/19/2031	EUR	277,000	324,324
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$324,000	332,816
Wurth Finance International B.V., 3%, 8/28/2031	EUR	320,000	361,613
			$2,626,885
Consumer Products – 0.0%
Kenvue, Inc., 5.05%, 3/22/2053		$530,000	$ 491,993
Consumer Services – 0.1%
Booking Holdings, Inc., 3.25%, 11/21/2032	EUR	550,000	$ 617,475
Securitas AB, 3.375%, 5/20/2032		270,000	303,832
			$921,307
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$327,000	$ 328,739
Electronics – 0.1%
Broadcom, Inc., 4.55%, 2/15/2032		$692,000	$ 678,210
Intel Corp., 5.7%, 2/10/2053		384,000	342,033
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		279,000	258,460
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		131,000	126,698
Tyco Electronics Group S.A., 2.5%, 5/06/2028	EUR	150,000	169,634
			$1,575,035
Emerging Market Quasi-Sovereign – 0.4%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$539,000	$ 566,417
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		442,000	444,889
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	496,000	561,366
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$452,585	449,530
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		540,000	549,648
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		733,000	743,771
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		691,000	478,765

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Qatar Petroleum, 3.125%, 7/12/2041		$449,000	$ 329,832
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		612,000	568,548
			$4,692,766
Emerging Market Sovereign – 6.7%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	6,678,000	$ 7,673,865
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		1,395,000	1,622,860
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		250,000	284,130
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$519,000	527,017
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	43,446,000	966,329
Oriental Republic of Uruguay, 9.75%, 7/20/2033		30,347,000	724,095
People's Republic of China, 3.13%, 11/21/2029	CNY	87,780,000	12,978,977
People's Republic of China, 1.43%, 1/25/2030		40,000,000	5,486,011
People's Republic of China, 2.88%, 2/25/2033		91,220,000	13,696,329
People's Republic of China, 2.27%, 5/25/2034		21,900,000	3,164,015
People's Republic of China, 1.92%, 1/15/2055		7,850,000	1,085,936
Republic of Hungary, 4%, 7/25/2029	EUR	2,015,000	2,331,280
Republic of India, 7.18%, 8/14/2033	INR	190,000,000	2,358,772
Republic of Korea, 1.875%, 6/10/2029	KRW	16,236,970,000	11,189,286
Republic of Korea, 1.375%, 6/10/2030		18,611,200,000	12,416,092
Republic of Peru, 5.375%, 2/08/2035		$1,800,000	1,772,210
Republic of Poland, 3.625%, 1/11/2034	EUR	1,000,000	1,162,023
United Mexican States, 7.5%, 5/26/2033	MXN	36,500,000	1,681,768
			$81,120,995
Energy - Independent – 0.1%
Diamondback Energy, Inc., 5.75%, 4/18/2054		$263,000	$ 235,004
Occidental Petroleum Corp., 6.45%, 9/15/2036		484,000	471,503
Pioneer Natural Resources Co., 2.15%, 1/15/2031		549,000	481,742
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		380,000	400,460
			$1,588,709
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$439,000	$ 430,859
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	440,000	313,611
BP Capital Markets PLC, 6%, 2/19/2173	GBP	520,000	686,246
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	690,000	565,063
TotalEnergies Capital International S.A., 3.16%, 3/03/2033		600,000	673,715
			$2,669,494
Financial Institutions – 0.3%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	$ 532,938
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		464,000	401,938
CTP N.V., 3.875%, 11/21/2032	EUR	480,000	533,067
Fastighets AB Balder, 4%, 2/19/2032		290,000	323,791
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$252,000	247,297
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		423,000	434,505
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	600,000	660,542
			$3,134,078

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$361,000	$ 329,928
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	506,637
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	596,034
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		472,000	458,377
Barry Callebaut Services N.V., 4.25%, 8/19/2031	EUR	300,000	339,591
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		$519,000	503,399
Carlsberg Breweries A.S., 3.25%, 2/28/2032	EUR	480,000	544,031
Constellation Brands, Inc., 2.25%, 8/01/2031		$400,000	342,278
Flowers Foods, Inc., 5.75%, 3/15/2035		470,000	474,205
Flowers Foods, Inc., 6.2%, 3/15/2055		309,000	307,573
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		361,000	371,655
Kraft Heinz Foods Co., 4.375%, 6/01/2046		625,000	506,325
Mars, Inc., 4.8%, 3/01/2030 (n)		232,000	234,832
Mars, Inc., 5.2%, 3/01/2035 (n)		800,000	803,139
Mars, Inc., 5.7%, 5/01/2055 (n)		536,000	528,315
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	400,000	429,934
Pernod Ricard S.A., 3.25%, 3/03/2032		1,000,000	1,115,155
			$8,391,408
Forest & Paper Products – 0.2%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$758,000	$ 732,138
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	530,000	602,512
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		$510,000	515,624
Stora Enso Oyj, 7.25%, 4/15/2036 (n)		648,000	683,058
			$2,533,332
Gaming & Lodging – 0.2%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$723,000	$ 738,739
Las Vegas Sands Corp., 6.2%, 8/15/2034		500,000	489,941
Marriott International, Inc., 2.85%, 4/15/2031		579,000	517,654
Sands China Ltd., 4.375%, 6/18/2030		782,000	724,078
Whitbread Group PLC, 5.5%, 5/31/2032	GBP	222,000	292,137
			$2,762,549
Industrial – 0.2%
Arcadis N.V., 4.875%, 2/28/2028	EUR	477,000	$ 561,136
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$540,000	536,573
Investor AB, 3.5%, 3/31/2034	EUR	164,000	187,343
Prysmian S.p.A., 3.625%, 11/28/2028		480,000	551,788
WSP Global, Inc., 5.548%, 11/22/2030	CAD	978,000	760,408
			$2,597,248
Insurance – 0.3%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$800,000	$ 672,146
Corebridge Financial, Inc., 4.35%, 4/05/2042		799,000	651,972
MetLife, Inc., 5.3%, 12/15/2034		589,000	598,349
Nippon Life Insurance Co., 4.114%, 1/23/2055	EUR	230,000	254,386
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		$656,000	685,170
Swiss Life Finance I AG, 3.75%, 3/24/2035	EUR	530,000	601,633
			$3,463,656

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.2%
Elevance Health, Inc., 5.375%, 6/15/2034		$523,000	$ 529,662
Humana, Inc., 5.55%, 5/01/2035		721,000	715,417
UnitedHealth Group, Inc., 5.15%, 7/15/2034		851,000	853,726
UnitedHealth Group, Inc., 4.625%, 7/15/2035		184,000	177,403
			$2,276,208
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033		$519,000	$ 518,480
Arthur J. Gallagher & Co., 5%, 2/15/2032		114,000	114,453
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		158,000	171,360
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		331,000	317,251
Brown & Brown, Inc., 5.65%, 6/11/2034		150,000	151,691
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	974,000	718,758
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$599,000	600,160
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		425,000	429,676
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		461,000	438,829
			$3,460,658
International Market Quasi-Sovereign – 0.6%
Electricite de France S.A., 4.625%, 5/07/2045	EUR	200,000	$ 222,793
Electricite de France S.A., 6.5%, 11/08/2064	GBP	300,000	375,566
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034	EUR	445,000	531,781
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		410,000	464,241
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		405,000	429,577
Islandsbanki hf. (Republic of Iceland), 3.875%, 9/20/2030		420,000	479,598
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		575,000	658,984
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$590,000	615,975
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		527,000	459,434
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032	EUR	240,000	270,903
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029		310,000	328,381
RTE Reseau de Transport d'Electricite (Republic France), 3.5%, 10/02/2036		700,000	792,725
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		1,570,000	1,467,745
Swisscom Finance B.V., 3.5%, 11/29/2031		380,000	442,369
			$7,540,072
International Market Sovereign – 8.3%
Commonwealth of Australia, 3.5%, 12/21/2034	AUD	2,483,000	$ 1,512,393
Commonwealth of Australia, 2.75%, 5/21/2041		3,455,000	1,768,046
Commonwealth of Australia, 3%, 3/21/2047		3,771,000	1,852,892
Federal Republic of Germany, 2.1%, 4/12/2029	EUR	600,000	685,106
Federal Republic of Germany, 2.4%, 4/18/2030		3,710,000	4,282,362
Federal Republic of Germany, 2.2%, 2/15/2034		3,700,000	4,132,566
Federal Republic of Germany, 2.5%, 8/15/2054		5,275,000	5,519,993
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	362,731
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,308,622
Government of Canada, 1.25%, 6/01/2030	CAD	5,117,000	3,455,478
Government of Canada, 1.5%, 6/01/2031		4,348,000	2,924,224
Government of Canada, 2%, 6/01/2032		10,190,000	6,968,316
Government of Canada, 3.25%, 12/01/2034		3,214,000	2,365,062
Government of Canada, 3.5%, 12/01/2045		1,784,000	1,321,087
Government of Japan, 1.1%, 12/20/2029	JPY	531,000,000	3,752,801
Government of Japan, 1.2%, 12/20/2034		452,000,000	3,135,928
Government of Japan, 2.4%, 12/20/2034		574,000,000	4,417,849
Government of Japan, 0.3%, 12/20/2039		1,780,000,000	9,973,254

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 2.3%, 3/20/2040	JPY	332,150,000	$ 2,448,776
Government of Japan, 1.1%, 6/20/2043		310,000,000	1,831,858
Government of Japan, 1.5%, 3/20/2045		224,000,000	1,383,871
Government of Japan, 0.4%, 3/20/2050		458,400,000	1,981,751
Government of Japan, 0.7%, 12/20/2051		436,200,000	1,958,537
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	5,374,000	6,272,979
Kingdom of Spain, 3.15%, 4/30/2035 (n)		1,881,000	2,135,366
Kingdom of Spain, 3.9%, 7/30/2039 (n)		5,982,000	7,050,488
Republic of Italy, 1.45%, 3/01/2036		1,948,000	1,785,756
Republic of Italy, 4.15%, 10/01/2039 (n)		3,298,000	3,828,414
Republic of Italy, 4.3%, 10/01/2054 (n)		265,000	297,090
United Kingdom Treasury, 4%, 10/22/2031	GBP	1,900,000	2,520,601
United Kingdom Treasury, 1.25%, 10/22/2041		4,687,000	3,688,019
United Kingdom Treasury, 1.5%, 7/22/2047		2,076,000	1,451,739
United Kingdom Treasury, 3.75%, 7/22/2052		2,269,000	2,391,600
			$100,765,555
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	270,000	$ 302,886
Local Authorities – 0.1%
Alliander N.V., 3.5%, 5/06/2037	EUR	400,000	$ 453,116
Province of Alberta, 1.65%, 6/01/2031	CAD	817,000	543,969
Province of British Columbia, 2.95%, 6/18/2050		600,000	337,199
			$1,334,284
Machinery & Tools – 0.1%
AGCO Corp., 5.8%, 3/21/2034		$302,000	$ 299,985
CNH Industrial Capital LLC, 5.5%, 1/12/2029		499,000	512,842
			$812,827
Major Banks – 2.0%
Banco BPM S.p.A., 4.625%, 11/29/2027	EUR	300,000	$ 356,205
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$516,000	527,074
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		605,000	535,106
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		520,000	508,957
Barclays PLC, 5.746%, 7/31/2032	GBP	780,000	1,047,892
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$671,000	678,553
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,471,000	1,295,199
Danske Bank A.S., 1.549%, 9/10/2027 (n)		543,000	521,917
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		568,000	562,465
Danske Bank A.S., 3.25%, 1/14/2033	EUR	660,000	749,402
Danske Bank A.S., 3.75% to 11/19/2031, FLR (EUR Swap Rate - 5yr. + 1.55%) to 11/19/2036		120,000	135,070
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$634,000	642,498
Erste Group Bank AG, 3.25%, 1/14/2033	EUR	500,000	562,388
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$442,000	440,920
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		603,000	584,286
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		515,000	513,621
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		483,000	486,851
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		511,000	529,527
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		400,000	399,729
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		794,000	681,703
JPMorgan Chase & Co., 3.588%, 1/23/2036	EUR	560,000	621,651

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		$607,000	$ 400,924
mBank S.A., 4.034%, 9/27/2030	EUR	500,000	567,841
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$484,000	419,837
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		737,000	699,380
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		344,000	347,618
Morgan Stanley, 5.213%, 10/24/2035	GBP	774,000	1,005,418
Nationwide Building Society, 5.532%, 1/13/2033		858,000	1,148,347
Nationwide Building Society, 4%, 7/30/2035	EUR	440,000	499,138
NatWest Group PLC, 3.673%, 8/05/2031		240,000	276,816
NatWest Markets PLC, 3.125%, 1/10/2030		730,000	831,669
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$590,000	601,351
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		250,000	253,048
Société Générale S.A., 3.75%, 7/15/2031	EUR	300,000	342,308
Société Générale S.A., 3.75%, 5/17/2035		300,000	334,064
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$2,044,000	1,749,575
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		1,030,000	1,020,409
UniCredit S.p.A., 3.8%, 1/16/2033	EUR	960,000	1,096,664
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$373,000	380,735
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		372,000	334,010
			$24,690,166
Medical & Health Technology & Services – 0.2%
HCA, Inc., 5.45%, 9/15/2034		$191,000	$ 189,519
HCA, Inc., 5.125%, 6/15/2039		354,000	326,466
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	435,631
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		808,000	482,906
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	571,611
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	330,000	242,083
			$2,248,216
Medical Equipment – 0.1%
Stryker Corp., 5.2%, 2/10/2035		$643,000	$ 648,023
Metals & Mining – 0.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$372,000	$ 381,414
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		905,000	911,106
			$1,292,520
Midstream – 0.4%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$246,000	$ 254,187
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		550,000	560,174
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		547,000	514,654
Enbridge, Inc., 3.1%, 9/21/2033	CAD	800,000	529,180
Energy Transfer LP, 5.95%, 5/15/2054		$345,000	313,642
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		807,179	710,731
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	887,000	596,714
Plains All American Pipeline LP, 5.7%, 9/15/2034		$424,000	419,344
Targa Resources Corp., 4.95%, 4/15/2052		488,000	392,981
			$4,291,607

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 4.0%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046	$2,419,703	$ 2,396,003
Fannie Mae, 5.5%, 1/01/2037	8,194	8,441
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	95,331	99,279
Fannie Mae, 5%, 4/01/2040 - 8/01/2040	652,964	657,351
Fannie Mae, 4%, 11/01/2040 - 2/01/2041	740,007	711,845
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	1,168,318	1,080,818
Fannie Mae, UMBS, 2.5%, 4/01/2037 - 6/01/2052	4,555,415	3,825,904
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052	1,467,792	1,281,221
Fannie Mae, UMBS, 2%, 3/01/2042 - 4/01/2052	3,568,812	2,879,038
Fannie Mae, UMBS, 1.5%, 4/01/2052	952,984	718,279
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	778,128	702,675
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 9/01/2054	2,537,339	2,536,166
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	566,473	575,995
Fannie Mae, UMBS, 5%, 4/01/2053	458,395	449,721
Fannie Mae, UMBS, 4.5%, 10/01/2053 - 5/01/2054	383,187	366,727
Freddie Mac, 1.488%, 3/25/2027 (i)	1,523,000	35,503
Freddie Mac, 0.571%, 1/25/2030 (i)	2,295,620	57,618
Freddie Mac, 1.914%, 4/25/2030 (i)	3,170,226	245,243
Freddie Mac, 1.955%, 4/25/2030 (i)	2,614,093	206,802
Freddie Mac, 1.769%, 5/25/2030 (i)	3,298,344	244,576
Freddie Mac, 1.907%, 5/25/2030 (i)	7,375,798	586,544
Freddie Mac, 1.436%, 6/25/2030 (i)	3,056,884	184,432
Freddie Mac, 1.702%, 8/25/2030 (i)	2,713,457	199,454
Freddie Mac, 1.262%, 9/25/2030 (i)	1,752,322	96,079
Freddie Mac, 1.171%, 11/25/2030 (i)	3,594,105	187,630
Freddie Mac, 0.414%, 1/25/2031 (i)	13,585,186	196,363
Freddie Mac, 0.608%, 3/25/2031 (i)	16,652,819	402,600
Freddie Mac, 1.039%, 7/25/2031 (i)	3,177,082	162,310
Freddie Mac, 0.632%, 9/25/2031 (i)	13,281,588	398,859
Freddie Mac, 0.955%, 9/25/2031 (i)	4,021,884	184,616
Freddie Mac, 0.664%, 12/25/2031 (i)	3,294,996	102,423
Freddie Mac, 1.092%, 9/25/2034 (i)	2,485,542	175,921
Freddie Mac, 5.5%, 7/01/2037	16,186	16,645
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	750,275	744,634
Freddie Mac, 5%, 7/01/2041	265,566	268,467
Freddie Mac, UMBS, 2%, 5/01/2037 - 3/01/2052	2,292,189	1,823,754
Freddie Mac, UMBS, 3.5%, 1/01/2047	537,162	494,050
Freddie Mac, UMBS, 3%, 6/01/2050 - 5/01/2052	3,085,139	2,681,352
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052	1,982,174	1,653,442
Freddie Mac, UMBS, 4%, 5/01/2052	121,234	113,911
Freddie Mac, UMBS, 4.5%, 9/01/2052 - 3/01/2055	1,132,855	1,084,343
Freddie Mac, UMBS, 5.5%, 10/01/2052 - 4/01/2054	2,300,409	2,297,060
Freddie Mac, UMBS, 6%, 11/01/2052 - 10/01/2053	1,311,534	1,332,540
Freddie Mac, UMBS, 6.5%, 11/01/2053 - 7/01/2054	230,047	237,812
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	677,246	669,213
Ginnie Mae, 3.5%, 6/20/2043 - 12/20/2052	1,664,567	1,521,763
Ginnie Mae, 4.733%, 10/20/2045	230,444	223,267
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	3,633,114	3,096,868
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052	2,106,461	1,865,441
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052	813,231	663,575
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	1,248,719	1,167,217
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052	1,237,749	1,191,494
Ginnie Mae, 5.5%, 2/20/2053 - 1/20/2055	674,717	676,376
Ginnie Mae, 6.5%, 7/20/2054	110,287	112,889

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.4%, 10/20/2054		$539,796	$ 537,126
UMBS, TBA, 6.5%, 6/25/2055		1,700,000	1,749,081
			$48,178,756
Municipals – 0.5%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$550,000	$ 555,946
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev., Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034		560,000	533,337
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		405,000	385,224
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		960,000	891,160
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		1,405,000	1,365,775
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		980,000	1,008,150
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		585,000	480,229
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		545,000	565,430
			$5,785,251
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$816,000	$ 840,313
Engie S.A., 1.375%, 2/28/2029	EUR	500,000	537,614
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	505,022
Vier Gas Transport GmbH, 3.375%, 11/11/2031	EUR	700,000	790,767
			$2,673,716
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$530,000	$ 512,890
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	910,000	880,999
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$200,000	192,125
			$1,586,014
Network & Telecom – 0.0%
Orange S.A., 1.375%, 9/04/2049	EUR	200,000	$ 149,061
TDC Net A/S, 5%, 8/09/2032		110,000	125,545
			$274,606
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$517,000	$ 505,546
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		606,000	602,232
			$1,107,778
Other Banks & Diversified Financials – 0.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$973,000	$ 1,028,827
AIB Group PLC, 3.75%, 3/20/2033	EUR	1,020,000	1,154,698
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$438,000	446,720
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		710,000	602,384
BPCE S.A., 3.875%, 2/26/2036	EUR	300,000	334,798
CaixaBank S.A., 3.75%, 1/27/2036		400,000	450,644
Commerzbank AG, 3.625%, 1/14/2032		200,000	227,023
Coventry Building Society, 3.125%, 10/29/2029		310,000	352,015
Deutsche Bank AG, 3.375%, 2/13/2031		400,000	450,230
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$300,000	332,568
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)		301,000	339,390
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		416,000	432,865
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		400,000	402,037

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	520,000	$ 593,710
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$342,000	349,433
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		253,000	257,367
			$7,754,709
Pharmaceuticals – 0.3%
AbbVie, Inc., 4.875%, 3/15/2030		$334,000	$ 341,352
AbbVie, Inc., 5.35%, 3/15/2044		342,000	330,783
AbbVie, Inc., 5.4%, 3/15/2054		427,000	409,133
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		281,000	275,461
Eli Lilly & Co., 5.5%, 2/12/2055		587,000	588,531
Johnson & Johnson, 3.05%, 2/26/2033	EUR	310,000	351,778
Johnson & Johnson, 3.55%, 6/01/2044		580,000	637,322
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$302,000	319,099
Sandoz Finance B.V., 4%, 3/26/2035	EUR	280,000	318,965
			$3,572,424
Precious Metals & Minerals – 0.0%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$504,000	$ 518,669
Printing & Publishing – 0.1%
News Corp., 3.875%, 5/15/2029 (n)		$730,000	$ 686,832
Railroad & Shipping – 0.0%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$590,000	$ 579,387
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$283,000	$ 274,377
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		364,000	355,138
Corporate Office Property LP, REIT, 2%, 1/15/2029		217,000	194,208
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		173,000	149,884
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		633,000	633,407
Inmobiliaria Colonial Socimi S.A., 3.25%, 1/22/2030	EUR	400,000	455,370
			$2,062,384
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$829,000	$ 732,897
Lexington Realty Trust Co., 2.7%, 9/15/2030		389,000	342,233
			$1,075,130
Real Estate - Retail – 0.2%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	898,000	$ 680,261
Hammerson PLC, 5.875%, 10/08/2036	GBP	197,000	251,460
STORE Capital Corp., REIT, 2.7%, 12/01/2031		$878,000	743,218
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		800,000	776,166
			$2,451,105
Retailers – 0.0%
Home Depot, Inc., 4.875%, 2/15/2044		$281,000	$ 256,910
Home Depot, Inc., 3.625%, 4/15/2052		471,000	340,636
			$597,546

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		$623,000	$ 469,528
International Flavors & Fragrances, Inc., 5%, 9/26/2048		571,000	475,052
Linde PLC, 1.625%, 3/31/2035	EUR	400,000	385,359
Linde PLC, 3.25%, 2/18/2037		700,000	775,687
			$2,105,626
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$587,000	$ 402,199
Richemont International Holding S.A., 1.625%, 5/26/2040	EUR	400,000	339,944
			$742,143
Supermarkets – 0.1%
Kroger Co., 5.5%, 9/15/2054		$365,000	$ 341,424
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	300,000	337,081
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	310,000	391,395
			$1,069,900
Telecommunications - Wireless – 0.2%
American Tower Corp., 5.45%, 2/15/2034		$502,000	$ 509,930
T-Mobile USA, Inc., 3.875%, 4/15/2030		175,000	168,859
T-Mobile USA, Inc., 5.75%, 1/15/2034		164,000	170,501
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	460,000	497,779
Vodafone Group PLC, 5.625%, 2/10/2053		$507,000	470,262
			$1,817,331
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	310,000	$ 327,208
Koninklijke KPN N.V., 3.375%, 2/17/2035		500,000	556,345
TELUS Corp., 2.85%, 11/13/2031	CAD	1,323,000	894,853
			$1,778,406
Tobacco – 0.1%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	462,000	$ 534,266
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$566,000	585,299
Philip Morris International, Inc., 4.75%, 11/01/2031		605,000	607,159
			$1,726,724
Transportation - Services – 0.4%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	560,000	$ 631,649
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		310,000	375,035
Cofiroute S.A., 3.125%, 3/06/2033		400,000	447,520
DSV Finance B.V., 3.25%, 11/06/2030		150,000	171,631
DSV Finance B.V., 3.375%, 11/06/2032		100,000	113,922
DSV Finance B.V., 3.375%, 11/06/2034		100,000	111,204
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$334,000	351,334
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		562,000	559,242
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	440,000	584,836
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	590,000	665,391
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		450,000	534,530
			$4,546,294
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$11,226	$ 11,194

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 2.6%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$4,378,000	$ 3,952,684
U.S. Treasury Bonds, 4.75%, 11/15/2053		5,639,000	5,670,499
U.S. Treasury Notes, 4%, 3/31/2030		7,012,000	7,099,102
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		6,768,000	6,250,089
U.S. Treasury Notes, 4%, 2/15/2034		4,883,000	4,845,615
U.S. Treasury Notes, 4.625%, 2/15/2035		3,059,000	3,173,713
			$30,991,702
Utilities - Electric Power – 1.6%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$786,000	$ 679,781
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		240,000	241,559
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		163,000	151,863
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		136,000	111,056
Bruce Power LP, 2.68%, 12/21/2028	CAD	767,000	541,462
Bruce Power LP, 4.27%, 12/21/2034		862,000	618,481
Duke Energy Florida LLC, 6.2%, 11/15/2053		$648,000	679,880
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	500,000	667,816
Edison International, 4.7%, 8/15/2025		$610,000	608,689
Enel Finance International N.V., 3.5%, 2/24/2036	EUR	440,000	484,049
Enel Americas S.A., 4%, 10/25/2026		$1,835,000	1,818,442
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		318,000	276,372
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	700,000	803,621
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	375,947
Enel S.p.A., 4.5%, 1/14/2174	EUR	650,000	717,944
Entergy Corp., 0.9%, 9/15/2025		$816,000	804,403
Eversource Energy, 5.5%, 1/01/2034		525,000	525,058
Florida Power & Light Co., 2.875%, 12/04/2051		665,000	418,046
Georgia Power Co., 4.95%, 5/17/2033		512,000	510,698
Hydro One, Inc., 4.25%, 1/04/2035	CAD	1,022,000	753,764
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$548,000	472,809
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)		459,000	452,380
National Grid PLC, 3.875%, 1/16/2029	EUR	780,000	917,851
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$580,000	581,811
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035 (w)		471,000	472,598
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		497,000	503,222
Pacific Gas & Electric Co., 6.1%, 1/15/2029		192,000	198,420
Pacific Gas & Electric Co., 6.4%, 6/15/2033		240,000	248,154
Pacific Gas & Electric Co., 5.9%, 10/01/2054		222,000	203,176
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		771,000	727,932
Southern California Edison Co., 5.45%, 3/01/2035		351,000	340,746
SSE PLC, 3.5%, 3/18/2032	EUR	430,000	495,214
Terna Rete Elettrica Nazionale S.p.A., 3.125%, 2/17/2032		640,000	718,644
Xcel Energy, Inc., 4.6%, 6/01/2032		$359,000	345,789
Xcel Energy, Inc., 5.5%, 3/15/2034		275,000	275,577
Xcel Energy, Inc., 5.6%, 4/15/2035		57,000	57,555
			$18,800,809
Utilities - Water – 0.0%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	490,000	$ 553,162
Total Bonds (Identified Cost, $468,769,987)			$467,714,983

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.6%
Consumer Products – 0.5%
Henkel AG & Co. KGaA	85,031	$ 6,588,792
Metals & Mining – 0.1%
Gerdau S.A.	257,722	$ 680,731
Total Preferred Stocks (Identified Cost, $4,972,512)		$7,269,523
Convertible Preferred Stocks – 0.5%
Aerospace & Defense – 0.1%
Boeing Co., 6%	26,865	$ 1,648,974
Utilities - Electric Power – 0.4%
NextEra Energy, Inc., 7.234%	64,483	$ 2,735,369
PG&E Corp., 6%	30,988	1,347,668
		$4,083,037
Total Convertible Preferred Stocks (Identified Cost, $5,823,718)		$5,732,011
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $594,000)	$594,000	$ 617,107
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $20,735,937)	20,735,937	$ 20,735,937
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 43 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – June 2025 @ 4.25% (Premiums Paid, $96,096)	Put	Citibank N.A.	$ 9,227,122	EUR 7,610,000	$ 38,877
Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.27% (j) (Identified Cost, $538,002)	538,002	$ 538,002
Other Assets, Less Liabilities – 0.7%		8,347,321
Net Assets – 100.0%		$1,213,315,346
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,735,937 and $1,184,232,088, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $87,287,647, representing 7.2% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	4,041,273	USD	2,503,731	State Street Corp.	7/18/2025	$87,305
CAD	8,374,743	USD	5,936,360	State Street Corp.	7/18/2025	162,563
CLP	230,670,610	USD	233,417	Goldman Sachs International	7/11/2025	10,078
CNH	7,813,673	USD	1,079,669	Chase Manhattan Bank	7/18/2025	1,723
CNH	96,669,293	USD	13,294,088	State Street Corp.	7/18/2025	84,691
COP	2,652,988,459	USD	595,082	Citibank N.A.	7/10/2025	26,511
CZK	45,228,224	USD	2,017,766	Citibank N.A.	7/18/2025	39,575
DKK	6,974,285	USD	1,064,022	State Street Corp.	7/18/2025	399
EUR	80,494	USD	88,603	Barclays Bank PLC	7/18/2025	3,036
EUR	117,980	USD	131,456	HSBC Bank	7/18/2025	2,861
EUR	1,097,082	USD	1,218,706	JPMorgan Chase Bank N.A.	7/18/2025	30,284
EUR	4,105,720	USD	4,525,487	State Street Corp.	7/18/2025	148,736
GBP	150,541	USD	192,484	Barclays Bank PLC	7/18/2025	8,203
GBP	931,617	USD	1,226,540	BNP Paribas S.A.	7/18/2025	15,399
GBP	3,209,414	USD	4,155,778	State Street Corp.	7/18/2025	122,695
HUF	121,237,991	USD	334,270	Goldman Sachs International	7/18/2025	3,935
IDR	34,391,959,456	USD	2,061,992	Goldman Sachs International	5/05/2025	9,505
IDR	34,391,959,456	USD	2,042,157	Goldman Sachs International	8/05/2025	20,776
ILS	2,371,574	USD	631,805	Merrill Lynch International	7/17/2025	21,401
JPY	3,896,396,756	USD	27,351,657	State Street Corp.	7/18/2025	142,709
MXN	30,327,607	USD	1,447,898	State Street Corp.	7/18/2025	82,533
MYR	8,757,522	USD	1,967,452	Barclays Bank PLC	5/09/2025	62,652
NOK	21,920,724	USD	2,059,970	Deutsche Bank AG	7/18/2025	47,104
NZD	1,476,176	USD	858,721	Citibank N.A.	7/18/2025	20,290
PEN	1,311,625	USD	353,366	Deutsche Bank AG	7/24/2025	3,463
SEK	5,425,016	USD	556,838	State Street Corp.	7/18/2025	7,139
SGD	3,000,320	USD	2,263,130	State Street Corp.	7/18/2025	44,208
USD	98,257	CHF	80,232	Barclays Bank PLC	7/18/2025	106
USD	1,485,972	EUR	1,295,180	HSBC Bank	7/18/2025	11,453
USD	1,542,008	EUR	1,346,533	JPMorgan Chase Bank N.A.	7/18/2025	9,025
USD	438,655	EUR	384,445	Merrill Lynch International	7/18/2025	977
USD	798,146	EUR	697,158	State Street Corp.	7/18/2025	4,457
USD	2,861,967	GBP	2,144,645	HSBC Bank	7/18/2025	2,939
USD	362,247	GBP	270,212	State Street Corp.	7/18/2025	2,027
USD	2,243,137	JPY	316,522,804	State Street Corp.	7/18/2025	9,639
USD	1,704,307	NOK	17,620,306	Goldman Sachs International	7/18/2025	10,600
USD	1,013,426	THB	33,498,810	Barclays Bank PLC	7/18/2025	4,987
						$1,265,984
Liability Derivatives
AUD	763,450	USD	490,001	State Street Corp.	7/18/2025	$(521)
CHF	2,328,299	USD	2,890,397	HSBC Bank	7/18/2025	(42,096)
CLP	1,191,150,771	USD	1,265,364	JPMorgan Chase Bank N.A.	7/11/2025	(7,992)
EUR	4,178,353	USD	4,762,486	HSBC Bank	7/18/2025	(5,572)
EUR	513,236	USD	585,894	JPMorgan Chase Bank N.A.	7/18/2025	(1,591)
EUR	12,689,041	USD	14,468,552	Merrill Lynch International	7/18/2025	(22,510)
EUR	631,221	USD	724,145	Morgan Stanley Capital Services LLC	7/18/2025	(5,522)
EUR	843,112	USD	964,258	State Street Corp.	7/18/2025	(4,403)
GBP	109,959	USD	147,380	JPMorgan Chase Bank N.A.	7/18/2025	(794)
IDR	34,391,959,456	USD	2,117,992	Citibank N.A.	5/05/2025	(46,496)
JPY	123,476,486	USD	885,987	Deutsche Bank AG	7/18/2025	(14,693)
JPY	324,682,489	USD	2,293,794	State Street Corp.	7/18/2025	(2,718)

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
PLN	5,058,500	USD	1,337,059	Barclays Bank PLC	7/18/2025	$(1,362)
SEK	12,464,612	USD	1,299,168	Merrill Lynch International	7/18/2025	(3,366)
THB	90,915,390	USD	2,749,596	Chase Manhattan Bank	7/18/2025	(12,704)
USD	903,362	AUD	1,418,746	State Street Corp.	7/18/2025	(6,258)
USD	4,532,722	CAD	6,262,227	BNP Paribas S.A.	7/18/2025	(27,758)
USD	4,486,051	CAD	6,197,480	Goldman Sachs International	7/18/2025	(27,276)
USD	98,159	CAD	135,236	JPMorgan Chase Bank N.A.	7/18/2025	(327)
USD	6,374,576	CAD	8,800,422	Merrill Lynch International	7/18/2025	(34,348)
USD	2,495,930	CAD	3,532,243	State Street Corp.	7/18/2025	(76,432)
USD	4,335,072	CNH	31,466,000	Goldman Sachs International	7/18/2025	(19,741)
USD	1,099,743	CNH	8,056,000	Merrill Lynch International	7/18/2025	(15,187)
USD	1,233,917	CZK	27,798,910	Deutsche Bank AG	7/18/2025	(30,600)
USD	1,265,130	EUR	1,114,956	Barclays Bank PLC	7/18/2025	(4,209)
USD	1,541,649	EUR	1,382,030	Goldman Sachs International	7/18/2025	(31,745)
USD	1,061,693	EUR	933,579	HSBC Bank	7/18/2025	(1,155)
USD	2,675,742	EUR	2,356,192	JPMorgan Chase Bank N.A.	7/18/2025	(6,702)
USD	3,254,678	EUR	2,893,003	State Street Corp.	7/18/2025	(38,908)
USD	1,138,932	GBP	858,000	Merrill Lynch International	7/18/2025	(4,869)
USD	671,985	GBP	504,091	State Street Corp.	7/18/2025	(19)
USD	2,061,992	IDR	34,391,959,456	Citibank N.A.	5/05/2025	(9,505)
USD	2,047,140	IDR	34,391,959,456	Goldman Sachs International	5/05/2025	(24,356)
USD	2,328,661	INR	201,336,000	JPMorgan Chase Bank N.A.	8/07/2025	(38,865)
USD	2,515,326	JPY	363,121,804	Deutsche Bank AG	7/18/2025	(46,992)
USD	2,640,559	JPY	382,024,132	JPMorgan Chase Bank N.A.	7/18/2025	(55,140)
USD	2,469,402	JPY	355,351,941	State Street Corp.	7/18/2025	(38,087)
USD	11,608,039	KRW	16,428,276,885	Barclays Bank PLC	7/24/2025	(11,665)
USD	7,759,434	KRW	10,995,118,427	Goldman Sachs International	7/24/2025	(17,402)
USD	1,269,496	KRW	1,796,717,112	JPMorgan Chase Bank N.A.	7/24/2025	(1,321)
USD	1,653,283	MXN	33,950,388	State Street Corp.	7/18/2025	(59,966)
USD	1,212,118	SGD	1,631,689	State Street Corp.	7/18/2025	(42,700)
						$(843,873)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	24	$2,152,793	June – 2025	$39,702
Euro-Bobl 5 yr	Long	EUR	268	36,320,123	June – 2025	230,286
U.S. Treasury Bond 30 yr	Long	USD	23	2,682,375	June – 2025	12,828
U.S. Treasury Note 10 yr	Long	USD	78	8,753,062	June – 2025	34,008
U.S. Treasury Note 5 yr	Long	USD	111	12,120,680	June – 2025	270,170
U.S. Treasury Ultra Bond 30 yr	Short	USD	8	968,250	June – 2025	13,344
						$600,338
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	164	$24,483,064	June – 2025	$(358,693)
Euro-Buxl 30 yr	Long	EUR	5	702,934	June – 2025	(12,473)
Euro-Schatz 2 yr	Short	EUR	31	3,777,681	June – 2025	(23,426)

MFS Global Total Return Fund
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
Long Gilt 10 yr	Short	GBP	8	$997,073	June – 2025	$(18,287)
U.S. Treasury Note 2 yr	Long	USD	44	9,158,531	June – 2025	(1,101)
U.S. Treasury Ultra Note 10 yr	Short	USD	110	12,620,781	June – 2025	(137,443)
						$(551,423)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
1/10/30	USD	16,300,000	centrally cleared	CPI-U / At Maturity	2.523% / At Maturity	$64,434	$—	$64,434
3/13/30	USD	5,300,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	30,379	—	30,379
						$94,813	$—	$94,813
Interest Rate Swaps
11/18/29	CNY	38,000,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$48,195	$—	$48,195
12/13/29	CNY	50,200,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	20,535	87	20,622
						$68,730	$87	$68,817
						$163,543	$87	$163,630
At April 30, 2025, the fund had cash collateral of $140,000 and other liquid securities with an aggregate value of $1,299,901 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $526,046 of securities on loan (identified cost, $985,375,204)	$1,184,232,088
Investments in affiliated issuers, at value (identified cost, $20,735,937)	20,735,937
Cash	19,634
Foreign currency, at value (identified cost, $105)	106
Restricted cash for
Forward foreign currency exchange contracts	140,000
Receivables for
Net daily variation margin on open cleared swap agreements	64,324
Forward foreign currency exchange contracts	1,265,984
Net daily variation margin on open futures contracts	655
Investments sold	12,374,236
TBA sale commitments	2,557,597
Fund shares sold	742,889
Interest and dividends	8,181,817
Receivable from investment adviser	66,261
Other assets	25,840
Total assets	$1,230,407,368
Liabilities
Payables for
Forward foreign currency exchange contracts	$843,873
Investments purchased	9,355,162
When-issued investments purchased	470,661
TBA purchase commitments	4,297,944
Fund shares reacquired	982,360
Collateral for securities loaned, at value	538,002
Payable to affiliates
Administrative services fee	900
Shareholder servicing costs	326,303
Distribution and service fees	10,231
Payable for independent Trustees' compensation	4,805
Deferred foreign capital gains tax expense payable	6,530
Accrued expenses and other liabilities	255,251
Total liabilities	$17,092,022
Net assets	$1,213,315,346
Net assets consist of
Paid-in capital	$981,715,648
Total distributable earnings (loss)	231,599,698
Net assets	$1,213,315,346
Shares of beneficial interest outstanding	72,057,945

See Notes to Financial Statements

MFS Global Total Return Fund
Statement of Assets and Liabilities - continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$605,246,283	35,685,661	$16.96
Class B	2,225,082	128,153	17.36
Class C	26,043,094	1,533,254	16.99
Class I	345,522,073	20,692,994	16.70
Class R1	2,694,811	160,295	16.81
Class R2	3,145,749	188,622	16.68
Class R3	12,446,993	737,177	16.88
Class R4	2,864,849	168,563	17.00
Class R6	213,126,412	12,763,226	16.70
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.99 [100 / 94.25 x $16.96]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$11,673,642
Interest	9,606,893
Dividends from affiliated issuers	391,303
Income on securities loaned	12,394
Other	354
Foreign taxes withheld	(503,544)
Total investment income	$21,181,042
Expenses
Management fee	$4,792,328
Distribution and service fees	953,131
Shareholder servicing costs	575,296
Administrative services fee	89,799
Independent Trustees' compensation	13,117
Custodian fee	111,520
Shareholder communications	41,427
Audit and tax fees	49,973
Legal fees	3,209
Miscellaneous	108,383
Total expenses	$6,738,183
Fees paid indirectly	(4,746)
Reduction of expenses by investment adviser and distributor	(693,513)
Net expenses	$6,039,924
Net investment income (loss)	$15,141,118
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $156 foreign capital gains tax)	$31,763,248
Affiliated issuers	(54)
Written options	98,250
Futures contracts	341,474
Swap agreements	109,019
Forward foreign currency exchange contracts	1,357,344
Foreign currency	(101,519)
Net realized gain (loss)	$33,567,762
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $6,530 increase in deferred foreign capital gains tax)	$(29,631,240)
Affiliated issuers	(1,307)
Written options	(85,990)
Futures contracts	561,625
Swap agreements	99,032
Forward foreign currency exchange contracts	799,125
Translation of assets and liabilities in foreign currencies	277,388
Net unrealized gain (loss)	$(27,981,367)
Net realized and unrealized gain (loss)	$5,586,395
Change in net assets from operations	$20,727,513
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24
Change in net assets
From operations
Net investment income (loss)	$15,141,118	$32,605,390
Net realized gain (loss)	33,567,762	81,896,713
Net unrealized gain (loss)	(27,981,367)	117,685,466
Change in net assets from operations	$20,727,513	$232,187,569
Total distributions to shareholders	$(95,077,807)	$(51,143,036)
Change in net assets from fund share transactions	$(21,721,149)	$(97,437,174)
Total change in net assets	$(96,071,443)	$83,607,359
Net assets
At beginning of period	1,309,386,789	1,225,779,430
At end of period	$1,213,315,346	$1,309,386,789
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$17.98	$15.63	$15.57	$19.98	$17.90	$18.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.38	$0.27	$0.24	$0.22
Net realized and unrealized gain (loss)	0.09	2.59	0.26	(2.96)	3.22	(0.03)
Total from investment operations	$0.29	$3.00	$0.64	$(2.69)	$3.46	$0.19
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.33)	$(0.16)	$(0.09)	$(0.35)	$(0.29)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(1.31)	$(0.65)	$(0.58)	$(1.72)	$(1.38)	$(0.80)
Net asset value, end of period (x)	$16.96	$17.98	$15.63	$15.57	$19.98	$17.90
Total return (%) (r)(s)(t)(x)	1.73(n)	19.45	4.06	(14.80)	19.88	1.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20(a)	1.19	1.21	1.18	1.16	1.17
Expenses after expense reductions (f)	1.09(a)	1.09	1.11	1.09	1.09	1.09
Net investment income (loss)	2.34(a)	2.37	2.32	1.59	1.24	1.26
Portfolio turnover rate	29(n)	63	69	70	94	89
Net assets at end of period (000 omitted)	$605,246	$639,188	$594,255	$626,577	$810,477	$698,352

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$18.37	$15.93	$15.89	$20.45	$18.29	$18.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.26	$0.14	$0.10	$0.09
Net realized and unrealized gain (loss)	0.09	2.65	0.27	(3.03)	3.29	(0.03)
Total from investment operations	$0.22	$2.93	$0.53	$(2.89)	$3.39	$0.06
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.17)	$(0.07)	$(0.04)	$(0.20)	$(0.14)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(1.23)	$(0.49)	$(0.49)	$(1.67)	$(1.23)	$(0.65)
Net asset value, end of period (x)	$17.36	$18.37	$15.93	$15.89	$20.45	$18.29
Total return (%) (r)(s)(t)(x)	1.30(n)	18.64	3.25	(15.43)	18.96	0.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95(a)	1.94	1.95	1.93	1.91	1.92
Expenses after expense reductions (f)	1.84(a)	1.83	1.85	1.84	1.84	1.84
Net investment income (loss)	1.54(a)	1.61	1.53	0.80	0.49	0.51
Portfolio turnover rate	29(n)	63	69	70	94	89
Net assets at end of period (000 omitted)	$2,225	$3,532	$6,176	$9,966	$17,638	$19,630
Class C	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$18.00	$15.63	$15.61	$20.12	$18.01	$18.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.25	$0.14	$0.10	$0.09
Net realized and unrealized gain (loss)	0.10	2.59	0.26	(2.98)	3.24	(0.03)
Total from investment operations	$0.23	$2.87	$0.51	$(2.84)	$3.34	$0.06
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.18)	$(0.07)	$(0.04)	$(0.20)	$(0.14)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(1.24)	$(0.50)	$(0.49)	$(1.67)	$(1.23)	$(0.65)
Net asset value, end of period (x)	$16.99	$18.00	$15.63	$15.61	$20.12	$18.01
Total return (%) (r)(s)(t)(x)	1.37(n)	18.60	3.21	(15.43)	19.00	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95(a)	1.94	1.95	1.93	1.91	1.92
Expenses after expense reductions (f)	1.84(a)	1.83	1.85	1.84	1.84	1.84
Net investment income (loss)	1.57(a)	1.62	1.55	0.81	0.49	0.52
Portfolio turnover rate	29(n)	63	69	70	94	89
Net assets at end of period (000 omitted)	$26,043	$31,918	$46,526	$67,989	$116,520	$144,961

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$17.73	$15.41	$15.37	$19.75	$17.70	$18.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.45	$0.42	$0.31	$0.29	$0.27
Net realized and unrealized gain (loss)	0.09	2.56	0.24	(2.93)	3.19	(0.04)
Total from investment operations	$0.30	$3.01	$0.66	$(2.62)	$3.48	$0.23
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.37)	$(0.20)	$(0.13)	$(0.40)	$(0.33)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(1.33)	$(0.69)	$(0.62)	$(1.76)	$(1.43)	$(0.84)
Net asset value, end of period (x)	$16.70	$17.73	$15.41	$15.37	$19.75	$17.70
Total return (%) (r)(s)(t)(x)	1.83(n)	19.84	4.24	(14.59)	20.23	1.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.94	0.96	0.93	0.91	0.92
Expenses after expense reductions (f)	0.84(a)	0.84	0.86	0.84	0.84	0.84
Net investment income (loss)	2.58(a)	2.62	2.56	1.83	1.49	1.50
Portfolio turnover rate	29(n)	63	69	70	94	89
Net assets at end of period (000 omitted)	$345,522	$383,645	$346,647	$420,715	$597,469	$524,907
Class R1	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$17.84	$15.51	$15.49	$19.98	$17.90	$18.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.26	$0.15	$0.10	$0.09
Net realized and unrealized gain (loss)	0.08	2.57	0.26	(2.97)	3.22	(0.03)
Total from investment operations	$0.21	$2.85	$0.52	$(2.82)	$3.32	$0.06
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.20)	$(0.08)	$(0.04)	$(0.21)	$(0.16)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(1.24)	$(0.52)	$(0.50)	$(1.67)	$(1.24)	$(0.67)
Net asset value, end of period (x)	$16.81	$17.84	$15.51	$15.49	$19.98	$17.90
Total return (%) (r)(s)(t)(x)	1.30(n)	18.59	3.28	(15.43)	18.99	0.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95(a)	1.94	1.96	1.93	1.91	1.92
Expenses after expense reductions (f)	1.84(a)	1.84	1.86	1.84	1.84	1.84
Net investment income (loss)	1.60(a)	1.63	1.57	0.87	0.49	0.51
Portfolio turnover rate	29(n)	63	69	70	94	89
Net assets at end of period (000 omitted)	$2,695	$2,688	$2,347	$2,218	$2,432	$2,396

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$17.70	$15.39	$15.36	$19.76	$17.71	$18.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.36	$0.33	$0.23	$0.19	$0.18
Net realized and unrealized gain (loss)	0.09	2.55	0.26	(2.93)	3.19	(0.04)
Total from investment operations	$0.26	$2.91	$0.59	$(2.70)	$3.38	$0.14
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.28)	$(0.14)	$(0.07)	$(0.30)	$(0.23)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(1.28)	$(0.60)	$(0.56)	$(1.70)	$(1.33)	$(0.74)
Net asset value, end of period (x)	$16.68	$17.70	$15.39	$15.36	$19.76	$17.71
Total return (%) (r)(s)(t)(x)	1.62(n)	19.21	3.74	(14.98)	19.61	0.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45(a)	1.44	1.46	1.43	1.41	1.42
Expenses after expense reductions (f)	1.34(a)	1.34	1.36	1.34	1.34	1.34
Net investment income (loss)	2.07(a)	2.12	2.06	1.35	0.99	1.00
Portfolio turnover rate	29(n)	63	69	70	94	89
Net assets at end of period (000 omitted)	$3,146	$4,054	$3,766	$4,022	$5,047	$4,997
Class R3	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$17.91	$15.57	$15.52	$19.92	$17.85	$18.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.37	$0.27	$0.24	$0.22
Net realized and unrealized gain (loss)	0.08	2.58	0.26	(2.95)	3.21	(0.02)
Total from investment operations	$0.28	$2.99	$0.63	$(2.68)	$3.45	$0.20
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.33)	$(0.16)	$(0.09)	$(0.35)	$(0.29)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(1.31)	$(0.65)	$(0.58)	$(1.72)	$(1.38)	$(0.80)
Net asset value, end of period (x)	$16.88	$17.91	$15.57	$15.52	$19.92	$17.85
Total return (%) (r)(s)(t)(x)	1.68(n)	19.46	4.00	(14.78)	19.88	1.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20(a)	1.19	1.20	1.18	1.16	1.17
Expenses after expense reductions (f)	1.09(a)	1.09	1.10	1.09	1.09	1.09
Net investment income (loss)	2.35(a)	2.37	2.26	1.59	1.24	1.25
Portfolio turnover rate	29(n)	63	69	70	94	89
Net assets at end of period (000 omitted)	$12,447	$12,869	$11,988	$16,923	$19,529	$19,799

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$18.02	$15.66	$15.60	$20.02	$17.93	$18.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.45	$0.43	$0.32	$0.29	$0.27
Net realized and unrealized gain (loss)	0.09	2.60	0.25	(2.98)	3.23	(0.04)
Total from investment operations	$0.31	$3.05	$0.68	$(2.66)	$3.52	$0.23
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.37)	$(0.20)	$(0.13)	$(0.40)	$(0.33)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(1.33)	$(0.69)	$(0.62)	$(1.76)	$(1.43)	$(0.84)
Net asset value, end of period (x)	$17.00	$18.02	$15.66	$15.60	$20.02	$17.93
Total return (%) (r)(s)(t)(x)	1.86(n)	19.78	4.30	(14.59)	20.19	1.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.94	0.96	0.93	0.91	0.92
Expenses after expense reductions (f)	0.84(a)	0.84	0.86	0.84	0.84	0.84
Net investment income (loss)	2.60(a)	2.61	2.59	1.88	1.50	1.51
Portfolio turnover rate	29(n)	63	69	70	94	89
Net assets at end of period (000 omitted)	$2,865	$3,688	$3,447	$5,018	$6,058	$6,461
Class R6	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$17.73	$15.41	$15.37	$19.75	$17.71	$18.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.46	$0.43	$0.33	$0.31	$0.28
Net realized and unrealized gain (loss)	0.09	2.57	0.25	(2.93)	3.18	(0.03)
Total from investment operations	$0.31	$3.03	$0.68	$(2.60)	$3.49	$0.25
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.39)	$(0.22)	$(0.15)	$(0.42)	$(0.35)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(1.34)	$(0.71)	$(0.64)	$(1.78)	$(1.45)	$(0.86)
Net asset value, end of period (x)	$16.70	$17.73	$15.41	$15.37	$19.75	$17.71
Total return (%) (r)(s)(t)(x)	1.87(n)	19.94	4.33	(14.50)	20.26	1.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.85	0.87	0.84	0.82	0.83
Expenses after expense reductions (f)	0.75(a)	0.75	0.77	0.75	0.75	0.75
Net investment income (loss)	2.68(a)	2.71	2.66	1.94	1.58	1.60
Portfolio turnover rate	29(n)	63	69	70	94	89
Net assets at end of period (000 omitted)	$213,126	$227,804	$210,627	$212,487	$261,619	$229,244

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Total Return Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$379,166,900	$—	$—	$379,166,900
United Kingdom	42,553,832	24,607,142	—	67,160,974
Japan	57,598,484	—	—	57,598,484
France	12,254,644	40,770,352	—	53,024,996
Switzerland	36,314,859	—	—	36,314,859
Germany	12,105,648	6,692,649	—	18,798,297
Canada	14,304,659	—	—	14,304,659
Netherlands	3,779,204	10,199,530	—	13,978,734
China	11,444,816	—	—	11,444,816
Other Countries	40,259,294	23,271,106	0	63,530,400
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	31,002,896	—	31,002,896
Non - U.S. Sovereign Debt	—	194,119,388	—	194,119,388
Municipal Bonds	—	5,785,251	—	5,785,251
U.S. Corporate Bonds	—	77,895,109	—	77,895,109
Residential Mortgage-Backed Securities	—	55,279,270	—	55,279,270
Commercial Mortgage-Backed Securities	—	15,021,662	—	15,021,662
Asset-Backed Securities (including CDOs)	—	13,248,117	—	13,248,117
Foreign Bonds	—	76,019,274	—	76,019,274
Investment Companies	21,273,939	—	—	21,273,939
Total	$631,056,279	$573,911,746	$0	$1,204,968,025
Other Financial Instruments
Futures Contracts – Assets	$600,338	$—	$—	$600,338
Futures Contracts – Liabilities	(551,423)	—	—	(551,423)
Forward Foreign Currency Exchange Contracts – Assets	—	1,265,984	—	1,265,984
Forward Foreign Currency Exchange Contracts – Liabilities	—	(843,873)	—	(843,873)
Swap Agreements – Assets	—	163,630	—	163,630
For further information regarding security characteristics, see the Portfolio of Investments. At April 30, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at October 31, 2024.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$38,877	$—
Interest Rate	Futures Contracts	600,338	(551,423)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,265,984	(843,873)
Interest Rate	Cleared Swap Agreements	163,630	—
Total		$2,068,829	$(1,395,296)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$341,474	$64,548	$—	$—	$—
Foreign Exchange	—	—	1,357,344	—	—
Credit	—	44,471	—	(380,428)	98,250
Total	$341,474	$109,019	$1,357,344	$(380,428)	$98,250
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$561,625	$163,543	$—	$—	$—
Foreign Exchange	—	—	799,125	—	—
Credit	—	(64,511)	—	221,644	(85,990)
Total	$561,625	$99,032	$799,125	$221,644	$(85,990)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities.  The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation.  When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option.  For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it.  The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.  Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.  Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker.  For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $526,046.  The fair value of the fund's investment securities on loan and a related liability of $538,002 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$26,200,915
Long-term capital gains	24,942,121
Total distributions	$51,143,036
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$1,015,088,739
Gross appreciation	230,727,097
Gross depreciation	(40,847,811)
Net unrealized appreciation (depreciation)	$189,879,286
As of 10/31/24
Undistributed ordinary income	16,543,368
Undistributed long-term capital gain	70,705,612
Other temporary differences	(62,824)
Net unrealized appreciation (depreciation)	218,763,836
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/25	Year ended 10/31/24
Class A	$45,812,507	$24,092,160
Class B	217,092	170,857
Class C	2,099,755	1,374,656
Class I	28,466,727	15,166,614
Class R1	190,226	79,106
Class R2	278,179	145,804
Class R3	936,212	479,850
Class R4	269,446	151,653
Class R6	16,807,663	9,482,336
Total	$95,077,807	$51,143,036
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this management fee reduction amounted to $85,289, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.76% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.77%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this reduction amounted to $607,970, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,113 for the six months ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 760,363
Class B	0.75%	0.25%	1.00%	1.00%	13,955
Class C	0.75%	0.25%	1.00%	1.00%	141,144
Class R1	0.75%	0.25%	1.00%	1.00%	13,180
Class R2	0.25%	0.25%	0.50%	0.50%	9,015
Class R3	—	0.25%	0.25%	0.25%	15,474
Total Distribution and Service Fees					$953,131
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2025, this rebate amounted to $229, $17, and $8 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2025, were as follows:
Amount
Class A	$2,243
Class B	256
Class C	85
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2025, the fee was $73,330, which equated to 0.0119% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $501,966.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.0145% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	4	$81
8/19/2024	Redemption	Class R1	4	76
8/19/2024	Redemption	Class R2	4	72
8/19/2024	Redemption	Class R3	4	78
8/19/2024	Redemption	Class R4	2	32
During the six months ended April 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $672,215 and $597,060, respectively. The sales transactions resulted in net realized gains (losses) of $554,266.
(4)  Portfolio Securities
For the six months ended April 30, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$92,216,109	$95,289,544
Non-U.S. Government securities	267,492,049	376,544,291
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,452,795	$24,444,967	3,076,173	$53,314,562
Class B	210	3,554	192	3,309
Class C	50,862	857,418	76,538	1,319,082
Class I	1,336,160	22,247,243	4,357,836	73,676,000
Class R1	10,198	170,992	23,343	399,885
Class R2	13,556	224,713	24,684	421,180
Class R3	48,310	813,934	81,778	1,402,789
Class R4	10,629	179,239	23,992	425,207
Class R6	1,085,775	18,045,530	2,177,142	37,194,723
	4,008,495	$66,987,590	9,841,678	$168,156,737
Shares issued to shareholders in reinvestment of distributions
Class A	2,514,161	$41,981,534	1,292,143	$22,060,105
Class B	12,693	217,062	9,646	166,656
Class C	120,892	2,023,925	78,425	1,330,040
Class I	1,544,016	25,382,224	789,270	13,302,233
Class R1	11,479	190,226	4,694	79,106
Class R2	15,903	261,213	8,081	135,757
Class R3	56,304	936,212	28,217	479,850
Class R4	16,064	268,715	8,851	151,550
Class R6	847,856	13,938,837	471,451	7,944,681
	5,139,368	$85,199,948	2,690,778	$45,649,978

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,825,379)	$(64,675,426)	(6,848,861)	$(118,460,335)
Class B	(77,089)	(1,334,307)	(205,125)	(3,611,835)
Class C	(411,583)	(6,972,679)	(1,358,107)	(23,496,341)
Class I	(3,830,957)	(63,355,732)	(5,993,323)	(101,643,821)
Class R1	(12,121)	(197,659)	(28,655)	(505,490)
Class R2	(69,840)	(1,154,779)	(48,388)	(827,316)
Class R3	(86,005)	(1,439,544)	(161,549)	(2,770,218)
Class R4	(62,826)	(1,026,740)	(48,316)	(841,489)
Class R6	(2,021,579)	(33,751,821)	(3,461,796)	(59,087,044)
	(10,397,379)	$(173,908,687)	(18,154,120)	$(311,243,889)
Net change
Class A	141,577	$1,751,075	(2,480,545)	$(43,085,668)
Class B	(64,186)	(1,113,691)	(195,287)	(3,441,870)
Class C	(239,829)	(4,091,336)	(1,203,144)	(20,847,219)
Class I	(950,781)	(15,726,265)	(846,217)	(14,665,588)
Class R1	9,556	163,559	(618)	(26,499)
Class R2	(40,381)	(668,853)	(15,623)	(270,379)
Class R3	18,609	310,602	(51,554)	(887,579)
Class R4	(36,133)	(578,786)	(15,473)	(264,732)
Class R6	(87,948)	(1,767,454)	(813,203)	(13,947,640)
	(1,249,516)	$(21,721,149)	(5,621,664)	$(97,437,174)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2025, the fund’s commitment fee and interest expense were $3,086 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,790,396	$196,011,256	$194,064,354	$(54)	$(1,307)	$20,735,937

MFS Global Total Return Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$391,303	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Global Total Return Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust VI, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	4,715,958,929.689	169,367,652.900
John A. Caroselli	4,720,504,053.498	164,822,529.091
Maureen R. Goldfarb	4,744,429,967.904	140,896,614.684
Peter D. Jones	4,724,589,933.082	160,736,649.507
John P. Kavanaugh	4,742,249,791.647	143,076,790.942
James W. Kilman, Jr.	4,751,904,975.967	133,421,606.621
Clarence Otis, Jr.	4,722,306,735.042	163,019,847.547
Michael W. Roberge	4,746,795,598.054	138,530,984.534
Maryanne L. Roepke	4,746,373,537.940	138,953,044.649
Paula E. Smith	4,751,376,668.194	133,949,914.394
Laurie J. Thomsen	4,744,073,369.250	141,253,213.338
Darrell A. Williams	4,744,940,612.602	140,385,969.986

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Total Return Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Total Return Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Total Return Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Utilities Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Utilities Fund
Portfolio of Investments − 4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Energy - Renewables – 1.7%
EDP Renovaveis S.A.	4,527,113	$ 42,430,509
Natural Gas - Distribution – 2.3%
Atmos Energy Corp.	352,850	$ 56,678,295
Telecom - Infrastructure – 4.5%
Cellnex Telecom S.A.	1,215,420	$ 49,181,543
SBA Communications Corp., REIT	254,446	61,932,157
		$111,113,700
Telecom Services – 1.4%
Hellenic Telecommunications Organization S.A.	854,849	$ 16,327,064
Rogers Communications, Inc.	644,723	16,807,881
		$33,134,945
Utilities - Electric Power – 87.5%
Alliant Energy Corp.	937,930	$ 57,251,247
Ameren Corp.	957,522	95,024,483
American Electric Power Co., Inc.	822,385	89,097,191
CenterPoint Energy, Inc.	574,557	22,281,320
Constellation Energy	629,928	140,751,112
Dominion Energy, Inc.	1,667,045	90,653,907
DTE Energy Co.	865,219	118,535,003
Duke Energy Corp.	220,771	26,938,477
E.ON SE	1,145,085	20,037,338
Edison International	1,393,263	74,553,503
Enel S.p.A.	7,909,732	68,494,367
Energias de Portugal S.A. (l)	7,404,499	29,253,466
Equatorial Energia S.A.	1,289,551	8,364,250
Exelon Corp.	288,669	13,538,576
National Grid PLC	3,669,877	53,048,629
NextEra Energy, Inc.	3,836,295	256,571,410
OGE Energy Corp.	566,466	25,706,227
PG&E Corp.	9,495,162	156,860,076
Pinnacle West Capital Corp.	508,337	48,383,516
Portland General Electric Co.	840,358	35,395,879
PPL Corp.	2,475,025	90,338,413
Public Service Enterprise Group, Inc.	735,986	58,827,361
RWE AG	2,221,503	86,068,735
Sempra Energy	1,455,760	108,119,295
Southern Co.	1,082,045	99,429,115
SSE PLC	2,571,426	58,100,653
Vistra Corp.	657,650	85,251,170
Xcel Energy, Inc.	1,827,817	129,226,662
		$2,146,101,381
MMUFS-SEM
1

MFS Utilities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 2.0%
Companhia de Saneamento Basico do Estado de Sao Paulo	364,500	$ 7,314,856
United Utilities Group PLC	1,813,602	27,289,412
Veolia Environnement S.A.	366,648	13,403,005
		$48,007,273
Total Common Stocks (Identified Cost, $1,627,220,150)		$2,437,466,103
	Strike Price	First Exercise
Rights – 0.0%
Energy - Renewables – 0.0%
EDP Renovaveis S.A. (1 share for 1 right, Expiration date 5/21/25) (a) (Identified Cost, $0)	EUR 0.00001	4/22/25	4,527,113	$ 461,569

Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $19,588,532)	19,588,532	$ 19,588,532
Other Assets, Less Liabilities – (0.2)%		(4,727,361)
Net Assets – 100.0%		$2,452,788,843
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,588,532 and $2,437,927,672, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	152,993	USD	110,805	HSBC Bank	7/18/2025	$613
CAD	1,302,151	USD	921,296	State Street Corp.	7/18/2025	26,998
EUR	1,737,217	USD	1,968,474	Merrill Lynch International	7/18/2025	9,288
GBP	279,903	USD	369,992	UBS AG	7/18/2025	3,146
USD	9,696,008	GBP	7,250,960	State Street Corp.	7/18/2025	29,745
						$69,790
Liability Derivatives
EUR	694,841	USD	794,075	BNP Paribas S.A.	7/18/2025	$(3,023)
2

MFS Utilities Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
EUR	729,796	USD	832,238	Morgan Stanley Capital Services LLC	7/18/2025	$(1,390)
USD	3,616,601	CAD	4,996,551	BNP Paribas S.A.	7/18/2025	(22,148)
USD	3,579,363	CAD	4,944,891	Goldman Sachs International	7/18/2025	(21,763)
USD	5,086,194	CAD	7,021,745	Merrill Lynch International	7/18/2025	(27,406)
USD	48,746,258	EUR	42,959,952	Barclays Bank PLC	7/18/2025	(162,184)
USD	65,669,992	EUR	57,882,993	JPMorgan Chase Bank N.A.	7/18/2025	(227,824)
USD	91,000,735	EUR	80,132,157	State Street Corp.	7/18/2025	(226,996)
USD	77,380,280	GBP	59,266,540	JPMorgan Chase Bank N.A.	7/18/2025	(1,628,013)
USD	13,184	GBP	10,000	Morgan Stanley Capital Services LLC	7/18/2025	(147)
						$(2,320,894)
At April 30, 2025, the fund had cash collateral of $2,810,000 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
3

MFS Utilities Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $19,756,992 of securities on loan (identified cost, $1,627,220,150)	$2,437,927,672
Investments in affiliated issuers, at value (identified cost, $19,588,532)	19,588,532
Cash	290,000
Foreign currency, at value (identified cost, $146)	146
Restricted cash for
Forward foreign currency exchange contracts	2,810,000
Receivables for
Forward foreign currency exchange contracts	69,790
Investments sold	4,881,107
Fund shares sold	622,629
Interest and dividends	4,095,885
Other assets	39,487
Total assets	$2,470,325,248
Liabilities
Payables for
Forward foreign currency exchange contracts	$2,320,894
Investments purchased	12,360,656
Fund shares reacquired	1,627,865
Payable to affiliates
Investment adviser	78,862
Administrative services fee	1,761
Shareholder servicing costs	783,542
Distribution and service fees	28,170
Payable for independent Trustees' compensation	9,566
Accrued expenses and other liabilities	325,089
Total liabilities	$17,536,405
Net assets	$2,452,788,843
Net assets consist of
Paid-in capital	$1,646,574,682
Total distributable earnings (loss)	806,214,161
Net assets	$2,452,788,843
Shares of beneficial interest outstanding	106,860,225
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,614,919,655	70,444,362	$22.92
Class B	5,615,516	245,863	22.84
Class C	52,123,276	2,286,320	22.80
Class I	506,464,793	21,958,901	23.06
Class R1	4,906,421	216,531	22.66
Class R2	20,090,472	879,582	22.84
Class R3	147,971,405	6,460,724	22.90
Class R4	16,355,760	712,401	22.96
Class R6	84,341,545	3,655,541	23.07
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.32 [100 / 94.25 x $22.92]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
4

MFS Utilities Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$33,557,981
Dividends from affiliated issuers	419,237
Other	24,224
Income on securities loaned	16,917
Total investment income	$34,018,359
Expenses
Management fee	$7,475,983
Distribution and service fees	2,605,036
Shareholder servicing costs	1,503,784
Administrative services fee	175,932
Independent Trustees' compensation	25,636
Custodian fee	102,884
Shareholder communications	66,461
Audit and tax fees	40,394
Legal fees	6,193
Miscellaneous	144,212
Total expenses	$12,146,515
Fees paid indirectly	(10,373)
Reduction of expenses by investment adviser and distributor	(172,685)
Net expenses	$11,963,457
Net investment income (loss)	$22,054,902
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$11,440,360
Affiliated issuers	(996)
Forward foreign currency exchange contracts	(1,898,349)
Foreign currency	(47,569)
Net realized gain (loss)	$9,493,446
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(89,634,122)
Affiliated issuers	(157)
Forward foreign currency exchange contracts	(5,473,789)
Translation of assets and liabilities in foreign currencies	158,687
Net unrealized gain (loss)	$(94,949,381)
Net realized and unrealized gain (loss)	$(85,455,935)
Change in net assets from operations	$(63,401,033)
See Notes to Financial Statements
5

MFS Utilities Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24
Change in net assets
From operations
Net investment income (loss)	$22,054,902	$54,561,832
Net realized gain (loss)	9,493,446	41,845,508
Net unrealized gain (loss)	(94,949,381)	556,405,240
Change in net assets from operations	$(63,401,033)	$652,812,580
Total distributions to shareholders	$(67,796,985)	$(146,695,329)
Change in net assets from fund share transactions	$(106,999,720)	$(308,563,535)
Total change in net assets	$(238,197,738)	$197,553,716
Net assets
At beginning of period	2,690,986,581	2,493,432,865
At end of period	$2,452,788,843	$2,690,986,581
See Notes to Financial Statements
6

MFS Utilities Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$24.09	$19.74	$22.88	$24.45	$21.65	$23.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.45	$0.45	$0.41	$0.46	$0.54
Net realized and unrealized gain (loss)	(0.75)	5.11	(1.61)	(0.48)	3.52	(0.93)
Total from investment operations	$(0.55)	$5.56	$(1.16)	$(0.07)	$3.98	$(0.39)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.46)	$(0.44)	$(0.44)	$(0.26)	$(0.31)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(0.62)	$(1.21)	$(1.98)	$(1.50)	$(1.18)	$(1.50)
Net asset value, end of period (x)	$22.92	$24.09	$19.74	$22.88	$24.45	$21.65
Total return (%) (r)(s)(t)(x)	(2.29)(n)	28.99	(6.06)	(0.50)	18.90	(1.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.01	1.03	1.00	1.00	1.00
Expenses after expense reductions (f)	1.00(a)	1.00	1.02	0.99	0.99	0.99
Net investment income (loss)	1.72(a)	2.09	2.04	1.72	1.98	2.51
Portfolio turnover rate	6(n)	6	15	23	12	30
Net assets at end of period (000 omitted)	$1,614,920	$1,749,244	$1,577,695	$1,861,665	$1,951,571	$1,744,515

See Notes to Financial Statements
7

MFS Utilities Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$23.99	$19.64	$22.75	$24.30	$21.53	$23.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.30	$0.29	$0.24	$0.30	$0.38
Net realized and unrealized gain (loss)	(0.74)	5.07	(1.60)	(0.49)	3.49	(0.93)
Total from investment operations	$(0.63)	$5.37	$(1.31)	$(0.25)	$3.79	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.27)	$(0.26)	$(0.24)	$(0.10)	$(0.15)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(0.52)	$(1.02)	$(1.80)	$(1.30)	$(1.02)	$(1.34)
Net asset value, end of period (x)	$22.84	$23.99	$19.64	$22.75	$24.30	$21.53
Total return (%) (r)(s)(t)(x)	(2.64)(n)	28.05	(6.76)	(1.24)	18.02	(2.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.76	1.78	1.75	1.75	1.75
Expenses after expense reductions (f)	1.75(a)	1.75	1.77	1.74	1.74	1.74
Net investment income (loss)	1.00(a)	1.39	1.30	1.01	1.27	1.75
Portfolio turnover rate	6(n)	6	15	23	12	30
Net assets at end of period (000 omitted)	$5,616	$8,855	$15,416	$31,760	$49,750	$63,594
Class C	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$23.96	$19.63	$22.75	$24.30	$21.53	$23.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.29	$0.28	$0.24	$0.30	$0.38
Net realized and unrealized gain (loss)	(0.74)	5.08	(1.60)	(0.49)	3.49	(0.93)
Total from investment operations	$(0.63)	$5.37	$(1.32)	$(0.25)	$3.79	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.26)	$(0.24)	$(0.10)	$(0.15)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(0.53)	$(1.04)	$(1.80)	$(1.30)	$(1.02)	$(1.34)
Net asset value, end of period (x)	$22.80	$23.96	$19.63	$22.75	$24.30	$21.53
Total return (%) (r)(s)(t)(x)	(2.64)(n)	28.06	(6.77)	(1.23)	18.00	(2.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.76	1.78	1.75	1.75	1.75
Expenses after expense reductions (f)	1.75(a)	1.75	1.77	1.74	1.74	1.74
Net investment income (loss)	0.98(a)	1.36	1.29	1.00	1.28	1.76
Portfolio turnover rate	6(n)	6	15	23	12	30
Net assets at end of period (000 omitted)	$52,123	$60,007	$65,272	$104,022	$149,761	$230,614

See Notes to Financial Statements
8

MFS Utilities Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$24.24	$19.85	$23.00	$24.57	$21.74	$23.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.51	$0.51	$0.47	$0.53	$0.60
Net realized and unrealized gain (loss)	(0.76)	5.14	(1.62)	(0.48)	3.54	(0.94)
Total from investment operations	$(0.53)	$5.65	$(1.11)	$(0.01)	$4.07	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.51)	$(0.50)	$(0.50)	$(0.32)	$(0.37)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(0.65)	$(1.26)	$(2.04)	$(1.56)	$(1.24)	$(1.56)
Net asset value, end of period (x)	$23.06	$24.24	$19.85	$23.00	$24.57	$21.74
Total return (%) (r)(s)(t)(x)	(2.19)(n)	29.35	(5.84)	(0.24)	19.23	(1.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.76	0.78	0.75	0.75	0.75
Expenses after expense reductions (f)	0.75(a)	0.75	0.77	0.74	0.74	0.74
Net investment income (loss)	1.98(a)	2.34	2.30	1.96	2.24	2.76
Portfolio turnover rate	6(n)	6	15	23	12	30
Net assets at end of period (000 omitted)	$506,465	$563,509	$541,544	$714,999	$687,188	$626,500
Class R1	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$23.82	$19.53	$22.65	$24.23	$21.47	$23.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.28	$0.28	$0.23	$0.28	$0.37
Net realized and unrealized gain (loss)	(0.74)	5.06	(1.58)	(0.49)	3.51	(0.92)
Total from investment operations	$(0.63)	$5.34	$(1.30)	$(0.26)	$3.79	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.28)	$(0.26)	$(0.11)	$(0.16)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(0.53)	$(1.05)	$(1.82)	$(1.32)	$(1.03)	$(1.35)
Net asset value, end of period (x)	$22.66	$23.82	$19.53	$22.65	$24.23	$21.47
Total return (%) (r)(s)(t)(x)	(2.64)(n)	28.05	(6.75)	(1.27)	18.06	(2.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.76	1.78	1.75	1.75	1.75
Expenses after expense reductions (f)	1.75(a)	1.75	1.77	1.74	1.74	1.74
Net investment income (loss)	0.97(a)	1.33	1.29	0.96	1.23	1.75
Portfolio turnover rate	6(n)	6	15	23	12	30
Net assets at end of period (000 omitted)	$4,906	$4,727	$4,373	$5,243	$5,126	$5,171

See Notes to Financial Statements
9

MFS Utilities Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$24.00	$19.66	$22.80	$24.36	$21.58	$23.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.40	$0.40	$0.35	$0.41	$0.48
Net realized and unrealized gain (loss)	(0.75)	5.09	(1.61)	(0.47)	3.50	(0.92)
Total from investment operations	$(0.58)	$5.49	$(1.21)	$(0.12)	$3.91	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.40)	$(0.39)	$(0.38)	$(0.21)	$(0.26)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(0.58)	$(1.15)	$(1.93)	$(1.44)	$(1.13)	$(1.45)
Net asset value, end of period (x)	$22.84	$24.00	$19.66	$22.80	$24.36	$21.58
Total return (%) (r)(s)(t)(x)	(2.39)(n)	28.71	(6.33)	(0.72)	18.60	(1.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27(a)	1.26	1.28	1.25	1.25	1.25
Expenses after expense reductions (f)	1.25(a)	1.25	1.27	1.24	1.24	1.24
Net investment income (loss)	1.49(a)	1.85	1.79	1.47	1.74	2.26
Portfolio turnover rate	6(n)	6	15	23	12	30
Net assets at end of period (000 omitted)	$20,090	$24,884	$29,316	$38,534	$41,968	$41,020
Class R3	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$24.07	$19.72	$22.86	$24.43	$21.63	$23.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.45	$0.45	$0.41	$0.47	$0.54
Net realized and unrealized gain (loss)	(0.75)	5.11	(1.61)	(0.48)	3.51	(0.93)
Total from investment operations	$(0.55)	$5.56	$(1.16)	$(0.07)	$3.98	$(0.39)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.46)	$(0.44)	$(0.44)	$(0.26)	$(0.31)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(0.62)	$(1.21)	$(1.98)	$(1.50)	$(1.18)	$(1.50)
Net asset value, end of period (x)	$22.90	$24.07	$19.72	$22.86	$24.43	$21.63
Total return (%) (r)(s)(t)(x)	(2.29)(n)	29.01	(6.07)	(0.49)	18.91	(1.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.01	1.03	1.00	1.00	1.00
Expenses after expense reductions (f)	1.00(a)	1.00	1.02	0.99	0.99	0.99
Net investment income (loss)	1.72(a)	2.09	2.05	1.71	1.99	2.51
Portfolio turnover rate	6(n)	6	15	23	12	30
Net assets at end of period (000 omitted)	$147,971	$164,372	$162,193	$217,043	$201,006	$201,509

See Notes to Financial Statements
10

MFS Utilities Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$24.13	$19.77	$22.91	$24.48	$21.67	$23.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.51	$0.51	$0.48	$0.53	$0.60
Net realized and unrealized gain (loss)	(0.74)	5.11	(1.61)	(0.49)	3.52	(0.93)
Total from investment operations	$(0.52)	$5.62	$(1.10)	$(0.01)	$4.05	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.51)	$(0.50)	$(0.50)	$(0.32)	$(0.37)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(0.65)	$(1.26)	$(2.04)	$(1.56)	$(1.24)	$(1.56)
Net asset value, end of period (x)	$22.96	$24.13	$19.77	$22.91	$24.48	$21.67
Total return (%) (r)(s)(t)(x)	(2.16)(n)	29.31	(5.81)	(0.24)	19.19	(1.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.76	0.78	0.75	0.75	0.75
Expenses after expense reductions (f)	0.75(a)	0.75	0.77	0.74	0.74	0.74
Net investment income (loss)	1.98(a)	2.34	2.29	1.98	2.25	2.76
Portfolio turnover rate	6(n)	6	15	23	12	30
Net assets at end of period (000 omitted)	$16,356	$18,453	$17,643	$23,369	$25,766	$24,920
Class R6	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$24.25	$19.85	$23.01	$24.58	$21.75	$23.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.52	$0.53	$0.49	$0.54	$0.61
Net realized and unrealized gain (loss)	(0.76)	5.16	(1.63)	(0.48)	3.54	(0.92)
Total from investment operations	$(0.52)	$5.68	$(1.10)	$0.01	$4.08	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.53)	$(0.52)	$(0.52)	$(0.33)	$(0.39)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(0.66)	$(1.28)	$(2.06)	$(1.58)	$(1.25)	$(1.58)
Net asset value, end of period (x)	$23.07	$24.25	$19.85	$23.01	$24.58	$21.75
Total return (%) (r)(s)(t)(x)	(2.14)(n)	29.51	(5.79)	(0.15)	19.31	(1.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.67	0.69	0.66	0.66	0.66
Expenses after expense reductions (f)	0.66(a)	0.66	0.68	0.65	0.65	0.65
Net investment income (loss)	2.08(a)	2.41	2.40	2.04	2.29	2.84
Portfolio turnover rate	6(n)	6	15	23	12	30
Net assets at end of period (000 omitted)	$84,342	$96,936	$79,981	$91,255	$79,499	$75,542

See Notes to Financial Statements
11

MFS Utilities Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Utilities Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
13

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,941,344,395	$—	$—	$1,941,344,395
United Kingdom	—	138,438,694	—	138,438,694
Germany	86,068,735	20,037,338	—	106,106,073
Portugal	461,569	71,683,975	—	72,145,544
Italy	68,494,367	—	—	68,494,367
Spain	—	49,181,543	—	49,181,543
Canada	16,807,881	—	—	16,807,881
Greece	—	16,327,064	—	16,327,064
Brazil	15,679,106	—	—	15,679,106
Other Countries	—	13,403,005	—	13,403,005
Investment Companies	19,588,532	—	—	19,588,532
Total	$2,148,444,585	$309,071,619	$—	$2,457,516,204
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$69,790	$—	$69,790
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,320,894)	—	(2,320,894)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
14

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$69,790	$(2,320,894)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(1,898,349)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(5,473,789)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted
15

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $19,756,992. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of  $20,926,094 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
16

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$54,635,855
Long-term capital gains	92,059,474
Total distributions	$146,695,329
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$1,652,407,913
Gross appreciation	832,073,843
Gross depreciation	(26,965,552)
Net unrealized appreciation (depreciation)	$805,108,291
As of 10/31/24
Undistributed ordinary income	2,365,045
Undistributed long-term capital gain	40,299,622
Other temporary differences	(80,704)
Net unrealized appreciation (depreciation)	894,828,216
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share
17

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/25	Year ended 10/31/24
Class A	$43,815,437	$93,170,331
Class B	173,233	703,087
Class C	1,281,473	3,236,710
Class I	14,772,700	32,249,302
Class R1	105,120	222,035
Class R2	562,741	1,595,227
Class R3	4,042,167	9,246,180
Class R4	491,115	1,110,344
Class R6	2,552,999	5,162,113
Total	$67,796,985	$146,695,329
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this management fee reduction amounted to $172,128, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $36,946 for the six months ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
18

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,032,974
Class B	0.75%	0.25%	1.00%	1.00%	35,394
Class C	0.75%	0.25%	1.00%	1.00%	272,641
Class R1	0.75%	0.25%	1.00%	1.00%	22,743
Class R2	0.25%	0.25%	0.50%	0.50%	54,449
Class R3	—	0.25%	0.25%	0.25%	186,835
Total Distribution and Service Fees					$2,605,036
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2025, this rebate amounted to $532, $22, and $3 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2025, were as follows:
Amount
Class A	$1,860
Class B	1,521
Class C	3,770
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2025, the fee was $251,645, which equated to 0.0202% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,252,139.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.0141% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
19

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	7	$160
8/19/2024	Redemption	Class R1	4	101
8/19/2024	Redemption	Class R2	6	144
8/19/2024	Redemption	Class R3	4	81
8/19/2024	Redemption	Class R4	5	120
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2025, this reimbursement amounted to $23,534, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended April 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $139,299,384 and $289,736,491, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,635,957	$37,318,499	3,138,783	$67,484,887
Class B	422	9,353	1,495	32,997
Class C	164,091	3,729,681	250,229	5,377,271
Class I	1,562,784	35,848,691	3,328,422	72,272,917
Class R1	27,381	616,798	29,039	620,923
Class R2	84,489	1,914,600	189,658	4,074,200
Class R3	428,189	9,769,313	672,015	14,708,167
Class R4	62,802	1,444,828	148,466	3,102,759
Class R6	461,258	10,550,864	1,012,284	22,324,525
	4,427,373	$101,202,627	8,770,391	$189,998,646
Shares issued to shareholders in reinvestment of distributions
Class A	1,815,784	$41,371,667	4,111,311	$87,845,022
Class B	7,603	173,208	32,672	691,342
Class C	55,034	1,250,270	148,940	3,154,617
Class I	582,342	13,342,282	1,352,850	29,073,408
Class R1	4,656	105,120	10,524	222,035
Class R2	24,714	561,703	74,904	1,590,931
Class R3	177,553	4,042,167	433,301	9,245,175
Class R4	19,730	449,884	48,001	1,027,316
Class R6	94,137	2,156,634	200,957	4,324,384
	2,781,553	$63,452,935	6,413,460	$137,174,230
20

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,607,804)	$(127,883,393)	(14,582,277)	$(311,066,478)
Class B	(131,263)	(2,987,746)	(449,972)	(9,484,343)
Class C	(437,367)	(9,909,319)	(1,219,812)	(25,859,932)
Class I	(3,435,335)	(78,493,214)	(8,716,344)	(185,766,005)
Class R1	(13,926)	(318,112)	(65,086)	(1,363,951)
Class R2	(266,273)	(6,064,850)	(718,778)	(15,037,705)
Class R3	(973,387)	(22,358,373)	(2,501,780)	(53,098,866)
Class R4	(134,873)	(3,055,019)	(324,364)	(7,123,136)
Class R6	(897,778)	(20,585,256)	(1,243,603)	(26,935,995)
	(11,898,006)	$(271,655,282)	(29,822,016)	$(635,736,411)
Net change
Class A	(2,156,063)	$(49,193,227)	(7,332,183)	$(155,736,569)
Class B	(123,238)	(2,805,185)	(415,805)	(8,760,004)
Class C	(218,242)	(4,929,368)	(820,643)	(17,328,044)
Class I	(1,290,209)	(29,302,241)	(4,035,072)	(84,419,680)
Class R1	18,111	403,806	(25,523)	(520,993)
Class R2	(157,070)	(3,588,547)	(454,216)	(9,372,574)
Class R3	(367,645)	(8,546,893)	(1,396,464)	(29,145,524)
Class R4	(52,341)	(1,160,307)	(127,897)	(2,993,061)
Class R6	(342,383)	(7,877,758)	(30,362)	(287,086)
	(4,689,080)	$(106,999,720)	(14,638,165)	$(308,563,535)
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2025, the fund’s commitment fee and interest expense were $6,360 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,668,528	$209,812,453	$202,891,296	$(996)	$(157)	$19,588,532

21

MFS Utilities Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$419,237	$—
22

MFS Utilities Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust VI, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	4,715,958,929.689	169,367,652.900
John A. Caroselli	4,720,504,053.498	164,822,529.091
Maureen R. Goldfarb	4,744,429,967.904	140,896,614.684
Peter D. Jones	4,724,589,933.082	160,736,649.507
John P. Kavanaugh	4,742,249,791.647	143,076,790.942
James W. Kilman, Jr.	4,751,904,975.967	133,421,606.621
Clarence Otis, Jr.	4,722,306,735.042	163,019,847.547
Michael W. Roberge	4,746,795,598.054	138,530,984.534
Maryanne L. Roepke	4,746,373,537.940	138,953,044.649
Paula E. Smith	4,751,376,668.194	133,949,914.394
Laurie J. Thomsen	4,744,073,369.250	141,253,213.338
Darrell A. Williams	4,744,940,612.602	140,385,969.986
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 13, 2025

*  Print name and title of each signing officer under his or her signature.